UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam VT Global Asset Allocation Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Putnam VT Global Asset Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IA1	$43	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$100,705,585
Total Number of Portfolio Holdings*	1,237
Portfolio Turnover Rate	104%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Global Asset Allocation Fund	PAGE 1	38923-STSIA-0825

Putnam VT Global Asset Allocation Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2025

This semi-annual shareholder report contains important information about Putnam VT Global Asset Allocation Fund for the period January 1, 2025, to June 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IB1	$56	1.09%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$100,705,585
Total Number of Portfolio Holdings*	1,237
Portfolio Turnover Rate	104%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Global Asset Allocation Fund	PAGE 1	38923-STSIB-0825

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
VT Global Asset
Allocation Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual Report

Financial Highlights and Schedule of Investments 2
Financial Statements 51
Notes to Financial Statements 55
Changes In and Disagreements with Accountants 71
Results of Meeting(s) of Shareholders 71
Remuneration Paid to Directors, Officers and Others 71
Board Approval of Management and Subadvisory Agreements 71

Putnam Variable Trust
Financial Highlights
Putnam VT Global Asset Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class IA
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $19.99 $17.56 $15.19 $20.05 $18.21 $16.95
Income from investment operations
a
:
Net investment income
b
............. 0.18 0.36 0.30 0.25 0.22 0.22
Net realized and unrealized gains (losses) 0.92 2.52 2.36 (3.20) 2.30 1.72
Total from investment operations ........ 1.10 2.88 2.66 (2.95) 2.52 1.94
Less distributions from:
Net investment income .............. (0.51) (0.45) (0.29) (0.29) (0.18) (0.36)
Net realized gains ................. (2.47) — — (1.62) (0.50) (0.32)
Total distributions ................... (2.98) (0.45) (0.29) (1.91) (0.68) (0.68)
Net asset value, end of period .......... $18.11 $19.99 $17.56 $15.19 $20.05 $18.21
Total return
c
....................... 6.68% 16.63% 17.78% (15.82)% 14.25% 12.58%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 0.87% 0.89% 0.93% 0.91% 0.84% 0.86%
Expenses net of waiver and payments by
affiliates
e
.......................... 0.84% 0.85% 0.86% 0.86% 0.84% 0.86%
Net investment income ............... 1.91% 1.88% 1.87% 1.56% 1.13% 1.32%
Supplemental data
Net assets, end of period (000’s) ........ $68,408 $68,410 $68,403 $66,140 $89,120 $87,732
Portfolio turnover rate ................ 104% 234% 262% 262% 306% 320%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2025
(unaudited)
Year Ended December 31,
2024 2023 2022 2021 2020
Class IB
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $20.34 $17.86 $15.44 $20.34 $18.47 $17.17
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.31 0.26 0.22 0.17 0.18
Net realized and unrealized gains (losses) 0.95 2.58 2.41 (3.26) 2.34 1.75
Total from investment operations ........ 1.11 2.89 2.67 (3.04) 2.51 1.93
Less distributions from:
Net investment income .............. (0.46) (0.41) (0.25) (0.24) (0.14) (0.31)
Net realized gains ................. (2.47) — — (1.62) (0.50) (0.32)
Total distributions ................... (2.93) (0.41) (0.25) (1.86) (0.64) (0.63)
Net asset value, end of period .......... $18.52 $20.34 $17.86 $15.44 $20.34 $18.47
Total return
c
....................... 6.56% 16.36% 17.48% (16.03)% 13.95% 12.31%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.12% 1.14% 1.18% 1.16% 1.09% 1.11%
Expenses net of waiver and payments by
affiliates
e
.......................... 1.09% 1.10% 1.11% 1.11% 1.09% 1.11%
Net investment income ............... 1.66% 1.62% 1.62% 1.30% 0.88% 1.06%
Supplemental data
Net assets, end of period (000’s) ........ $32,297 $34,389 $31,832 $30,939 $40,953 $38,431
Portfolio turnover rate ................ 104% 234% 262% 262% 306% 320%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2025
Putnam VT Global Asset Allocation Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 70.0%
Aerospace & Defense 2.0%
Airbus SE ......................................... France 661 $ 138,282
a
Axon Enterprise, Inc. ................................. United States 39 32,290
Curtiss-Wright Corp. ................................. United States 161 78,657
Dassault Aviation SA ................................. France 50 17,679
General Dynamics Corp. .............................. United States 435 126,872
General Electric Co. ................................. United States 319 82,107
Lockheed Martin Corp. ............................... United States 1,755 812,811
Northrop Grumman Corp. ............................. United States 188 93,996
RTX Corp. ........................................ United States 3,058 446,529
Textron, Inc. ....................................... United States 769 61,743
Thales SA ......................................... France 395 116,634
2,007,600
Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc. ............... United States 506 57,811
FedEx Corp. ....................................... United States 264 60,010
United Parcel Service, Inc., B .......................... United States 599 60,463
178,284
Automobile Components 0.1%
Aisin Corp. ........................................ Japan 4,500 57,566
Automobiles 1.0%
Subaru Corp. ...................................... Japan 3,100 53,743
a
Tesla, Inc. ......................................... United States 2,785 884,683
Toyota Motor Corp. .................................. Japan 1,300 22,390
960,816
Banks 3.5%
AIB Group plc ...................................... Ireland 5,775 47,660
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 5,423 83,505
Banco de Sabadell SA ............................... Spain 6,523 20,766
Banco Santander SA ................................. Spain 20,659 171,075
Bank Hapoalim BM .................................. Israel 4,015 77,120
Bank Leumi Le-Israel BM ............................. Israel 5,048 93,921
Bank of America Corp. ............................... United States 4,141 195,952
Barclays plc ....................................... United Kingdom 26,555 122,705
BNP Paribas SA .................................... France 490 43,954
BOC Hong Kong Holdings Ltd. ......................... China 3,000 13,060
Citigroup, Inc. ...................................... United States 10,890 926,957
Citizens Financial Group, Inc. .......................... United States 1,426 63,814
Credit Agricole SA ................................... France 1,396 26,410
Erste Group Bank AG ................................ Austria 630 53,629
First Horizon Corp. .................................. United States 2,836 60,123
HSBC Holdings plc .................................. United Kingdom 17,937 216,969
Intesa Sanpaolo SpA ................................. Italy 18,639 107,368
JPMorgan Chase & Co. ............................... United States 261 75,667
Lloyds Banking Group plc ............................. United Kingdom 129,842 136,531
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 6,700 91,345
NatWest Group plc .................................. United Kingdom 15,394 108,111
PNC Financial Services Group, Inc. (The) ................. United States 332 61,891
Popular, Inc. ....................................... United States 551 60,726
UniCredit SpA ...................................... Italy 1,829 122,695
Webster Financial Corp. .............................. United States 1,060 57,876
Wells Fargo & Co. ................................... United States 978 78,357
Zions Bancorp NA ................................... United States 1,174 60,978
3,179,165

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Beverages 0.3%
a
Boston Beer Co., Inc. (The), A .......................... United States 243 $ 46,367
Carlsberg A/S, B .................................... Denmark 119 16,860
Coca-Cola Co. (The) ................................. United States 815 57,661
Coca-Cola Consolidated, Inc. .......................... United States 503 56,160
Coca-Cola HBC AG ................................. Italy 1,255 65,565
Keurig Dr Pepper, Inc. ................................ United States 1,724 56,995
a
Monster Beverage Corp. .............................. United States 1,127 70,595
PepsiCo, Inc. ...................................... United States 416 54,929
425,132
Biotechnology 1.6%
AbbVie, Inc. ....................................... United States 2,250 417,645
a
Alnylam Pharmaceuticals, Inc. .......................... United States 201 65,544
Amgen, Inc. ....................................... United States 212 59,193
CSL Ltd. .......................................... United States 43 6,792
a
Exelixis, Inc. ....................................... United States 6,361 280,361
a
Genmab A/S ....................................... Denmark 172 35,719
a
Incyte Corp. ....................................... United States 3,532 240,529
a
Natera, Inc. ........................................ United States 363 61,325
a
Neurocrine Biosciences, Inc. ........................... United States 2,660 334,335
Regeneron Pharmaceuticals, Inc. ....................... United States 106 55,650
1,557,093
Broadline Retail 3.0%
a
Amazon.com, Inc. ................................... United States 11,924 2,616,006
eBay, Inc. ......................................... United States 833 62,025
a
Etsy, Inc. .......................................... United States 1,213 60,844
Next plc .......................................... United Kingdom 151 25,790
Prosus NV ........................................ China 2,623 147,167
2,911,832
Building Products 0.4%
Allegion plc ........................................ United States 412 59,377
Cie de Saint-Gobain SA .............................. France 1,099 129,105
Johnson Controls International plc ....................... United States 671 70,871
Owens Corning ..................................... United States 414 56,933
Trane Technologies plc ............................... United States 160 69,986
386,272
Capital Markets 2.7%
3i Group plc ....................................... United Kingdom 2,222 125,748
Ameriprise Financial, Inc. ............................. United States 125 66,716
Bank of New York Mellon Corp. (The) .................... United States 649 59,130
CME Group, Inc. .................................... United States 239 65,873
Deutsche Boerse AG ................................. Germany 317 103,561
b
Euronext NV, 144A, Reg S ............................ Netherlands 413 70,764
Goldman Sachs Group, Inc. (The) ....................... United States 1,532 1,084,273
Intercontinental Exchange, Inc. ......................... United States 316 57,977
Morgan Stanley ..................................... United States 450 63,387
Northern Trust Corp. ................................. United States 545 69,101
State Street Corp. ................................... United States 5,718 608,052
UBS Group AG ..................................... Switzerland 1,697 57,616
Virtu Financial, Inc., A ................................ United States 1,723 77,173
2,509,371
Chemicals 0.8%
Air Liquide SA ...................................... France 240 49,488

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Chemicals (continued)
a
Axalta Coating Systems Ltd. ........................... United States 1,834 $ 54,451
CF Industries Holdings, Inc. ........................... United States 714 65,688
DuPont de Nemours, Inc. ............................. United States 826 56,655
Ecolab, Inc. ........................................ United States 230 61,971
Huntsman Corp. .................................... United States 4,782 49,828
Linde plc .......................................... United States 141 66,154
LyondellBasell Industries NV, A ......................... United States 997 57,686
Mosaic Co. (The) ................................... United States 1,644 59,973
NewMarket Corp. ................................... United States 92 63,559
Sherwin-Williams Co. (The) ............................ United States 159 54,594
Shin-Etsu Chemical Co. Ltd. ........................... Japan 3,600 118,879
758,926
Commercial Services & Supplies 0.1%
Republic Services, Inc., A ............................. United States 231 56,967
TOPPAN Holdings, Inc. ............................... Japan 2,200 59,767
Veralto Corp. ....................................... United States 560 56,532
Waste Management, Inc. .............................. United States 250 57,205
230,471
Communications Equipment 1.0%
a
Arista Networks, Inc. ................................. United States 1,324 135,458
Cisco Systems, Inc. ................................. United States 879 60,985
a
F5, Inc. ........................................... United States 204 60,041
Juniper Networks, Inc. ................................ United States 1,518 60,614
Motorola Solutions, Inc. ............................... United States 867 364,539
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 6,593 56,339
Ubiquiti, Inc. ....................................... United States 225 92,621
830,597
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA ............ Spain 146 10,148
Vinci SA .......................................... France 779 114,879
125,027
Construction Materials 0.1%
a
Amrize Ltd. ........................................ United States 1,088 54,273
Heidelberg Materials AG .............................. Germany 194 45,686
Holcim AG ........................................ United States 1,064 79,012
178,971
Consumer Finance 0.4%
Ally Financial, Inc. ................................... United States 1,561 60,801
American Express Co. ............................... United States 201 64,115
Capital One Financial Corp. ........................... United States 328 69,785
SLM Corp. ........................................ United States 1,739 57,022
Synchrony Financial ................................. United States 977 65,205
316,928
Consumer Staples Distribution & Retail 1.3%
Coles Group Ltd. .................................... Australia 420 5,759
Costco Wholesale Corp. .............................. United States 58 57,417
Koninklijke Ahold Delhaize NV .......................... Netherlands 2,376 99,237
a
Maplebear, Inc. ..................................... United States 3,169 143,366
Marks & Spencer Group plc ........................... United Kingdom 999 4,862
Target Corp. ....................................... United States 565 55,737
Tesco plc ......................................... United Kingdom 10,480 57,782

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ...................................... United States 10,189 $ 996,280
1,420,440
Containers & Packaging 0.1%
Crown Holdings, Inc. ................................. United States 601 61,891
Packaging Corp. of America ........................... United States 301 56,723
Sealed Air Corp. .................................... United States 1,807 56,071
174,685
Diversified Consumer Services 0.2%
ADT, Inc. .......................................... United States 6,860 58,104
a
Duolingo, Inc., A .................................... United States 142 58,223
116,327
Diversified REITs 0.1%
Covivio SA ........................................ France 97 6,150
WP Carey, Inc. ..................................... United States 956 59,635
65,785
Diversified Telecommunication Services 0.5%
AT&T, Inc. ......................................... United States 11,769 340,595
Deutsche Telekom AG ................................ Germany 1,975 72,292
Koninklijke KPN NV ................................. Netherlands 4,120 20,098
Telstra Group Ltd. ................................... Australia 18,934 60,373
Verizon Communications, Inc. .......................... United States 1,321 57,160
550,518
Electric Utilities 1.5%
American Electric Power Co., Inc. ....................... United States 563 58,417
Duke Energy Corp. .................................. United States 497 58,646
Edison International ................................. United States 8,805 454,338
Exelon Corp. ....................................... United States 10,948 475,362
Iberdrola SA ....................................... Spain 8,187 157,502
NRG Energy, Inc. ................................... United States 366 58,772
PG&E Corp. ....................................... United States 7,376 102,821
1,365,858
Electrical Equipment 0.9%
ABB Ltd. .......................................... Switzerland 2,158 129,326
AMETEK, Inc. ...................................... United States 321 58,088
Eaton Corp. plc ..................................... United States 184 65,686
GE Vernova, Inc. .................................... United States 181 95,776
a
Generac Holdings, Inc. ............................... United States 473 67,738
Mitsubishi Electric Corp. .............................. Japan 6,000 129,054
Vertiv Holdings Co., A ................................ United States 2,735 351,201
896,869
Electronic Equipment, Instruments & Components 0.2%
a
Keysight Technologies, Inc. ............................ United States 359 58,826
a
Zebra Technologies Corp., A ........................... United States 198 61,055
119,881
Energy Equipment & Services 0.5%
Halliburton Co. ..................................... United States 13,399 273,072
TechnipFMC plc .................................... United Kingdom 2,078 71,566

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
Weatherford International plc ........................... United States 1,247 $ 62,737
407,375
Entertainment 1.5%
a
Netflix, Inc. ........................................ United States 1,009 1,351,182
Nexon Co. Ltd. ..................................... Japan 1,800 36,255
a
ROBLOX Corp., A ................................... United States 1,143 120,244
a
Spotify Technology SA ................................ United States 93 71,363
1,579,044
Financial Services 3.1%
a
Berkshire Hathaway, Inc., B ............................ United States 529 256,972
Corebridge Financial, Inc. ............................. United States 1,792 63,616
Equitable Holdings, Inc. ............................... United States 7,199 403,864
EXOR NV ......................................... Netherlands 762 76,922
a
Fiserv, Inc. ........................................ United States 352 60,688
Global Payments, Inc. ................................ United States 725 58,029
Investor AB, B ...................................... Sweden 3,121 92,486
Mastercard, Inc., A .................................. United States 2,091 1,175,017
MGIC Investment Corp. ............................... United States 2,324 64,700
a
PayPal Holdings, Inc. ................................ United States 8,911 662,266
Western Union Co. (The) .............................. United States 5,909 49,754
2,964,314
Food Products 0.5%
Ajinomoto Co., Inc. .................................. Japan 1,100 29,835
Associated British Foods plc ........................... United Kingdom 3,041 85,922
Hormel Foods Corp. ................................. United States 1,937 58,594
Ingredion, Inc. ...................................... United States 416 56,418
Mondelez International, Inc., A .......................... United States 886 59,752
Nestle SA ......................................... United States 477 47,426
Nissin Foods Holdings Co. Ltd. ......................... Japan 700 14,543
Tyson Foods, Inc., A ................................. United States 1,031 57,674
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 120,000 115,655
525,819
Gas Utilities 0.1%
National Fuel Gas Co. ................................ United States 718 60,822
Ground Transportation 0.7%
CSX Corp. ........................................ United States 1,887 61,573
a
Lyft, Inc., A ........................................ United States 3,532 55,664
a
Uber Technologies, Inc. ............................... United States 1,796 167,567
Union Pacific Corp. .................................. United States 1,822 419,206
704,010
Health Care Equipment & Supplies 0.9%
Abbott Laboratories .................................. United States 431 58,620
Becton Dickinson & Co. ............................... United States 331 57,015
BioMerieux ........................................ France 178 24,620
a
Boston Scientific Corp. ............................... United States 527 56,605
a
Dexcom, Inc. ....................................... United States 669 58,397
a
Edwards Lifesciences Corp. ........................... United States 739 57,797
a
Hologic, Inc. ....................................... United States 1,034 67,375
Hoya Corp. ........................................ Japan 800 95,010
a
Insulet Corp. ....................................... United States 179 56,238
Medtronic plc ...................................... United States 4,580 399,239

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies (continued)
Olympus Corp. ..................................... Japan 2,700 $ 32,071
962,987
Health Care Providers & Services 0.8%
Cardinal Health, Inc. ................................. United States 377 63,336
Cencora, Inc. ...................................... United States 200 59,970
Chemed Corp. ..................................... United States 100 48,693
Cigna Group (The) .................................. United States 1,234 407,936
Elevance Health, Inc. ................................ United States 142 55,232
Fresenius SE & Co. KGaA ............................. Germany 181 9,108
Humana, Inc. ...................................... United States 228 55,741
McKesson Corp. .................................... United States 81 59,355
Sonic Healthcare Ltd. ................................ Australia 2,684 47,376
a
Tenet Healthcare Corp. ............................... United States 348 61,248
UnitedHealth Group, Inc. .............................. United States 182 56,779
Universal Health Services, Inc., B ....................... United States 299 54,164
978,938
Health Care REITs 0.0%
†
Omega Healthcare Investors, Inc. ....................... United States 1,556 57,027
Health Care Technology 0.5%
a
Doximity, Inc., A .................................... United States 1,102 67,597
a
Veeva Systems, Inc., A ............................... United States 1,577 454,144
521,741
Hotels, Restaurants & Leisure 1.2%
a
Airbnb, Inc., A ...................................... United States 441 58,362
Aristocrat Leisure Ltd. ................................ Australia 2,097 89,845
Booking Holdings, Inc. ............................... United States 9 52,103
a
Chipotle Mexican Grill, Inc., A .......................... United States 1,067 59,912
Compass Group plc ................................. United Kingdom 3,270 110,762
a
DoorDash, Inc., A ................................... United States 3,302 813,976
b
FDJ United, 144A, Reg S ............................. France 529 20,758
InterContinental Hotels Group plc ....................... United Kingdom 234 26,754
1,232,472
Household Durables 0.4%
DR Horton, Inc. ..................................... United States 476 61,366
Garmin Ltd. ........................................ United States 286 59,694
PulteGroup, Inc. .................................... United States 576 60,745
Toll Brothers, Inc. ................................... United States 559 63,799
245,604
Household Products 0.7%
Clorox Co. (The) .................................... United States 430 51,630
Colgate-Palmolive Co. ............................... United States 5,014 455,773
Kimberly-Clark Corp. ................................. United States 1,443 186,032
Procter & Gamble Co. (The) ........................... United States 348 55,443
Reckitt Benckiser Group plc ........................... United Kingdom 805 54,842
803,720
Independent Power and Renewable Electricity Producers 0.1%
RWE AG .......................................... Germany 480 20,058
Vistra Corp. ........................................ United States 373 72,291
92,349

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 0.2%
3M Co. ........................................... United States 384 $ 58,460
DCC plc .......................................... United Kingdom 367 23,819
Honeywell International, Inc. ........................... United States 265 61,713
Sekisui Chemical Co. Ltd. ............................. Japan 1,600 28,977
Smiths Group plc ................................... United Kingdom 1,052 32,448
205,417
Industrial REITs 0.0%
†
First Industrial Realty Trust, Inc. ........................ United States 1,105 53,184
Insurance 1.7%
Aflac, Inc. ......................................... United States 553 58,319
AIA Group Ltd. ..................................... Hong Kong 12,200 110,513
Allianz SE ......................................... Germany 377 152,999
Allstate Corp. (The) .................................. United States 267 53,750
American International Group, Inc. ...................... United States 659 56,404
AXA SA ........................................... France 279 13,700
Axis Capital Holdings Ltd. ............................. United States 647 67,172
a
Brighthouse Financial, Inc. ............................ United States 945 50,813
Chubb Ltd. ........................................ United States 190 55,047
Dai-ichi Life Holdings, Inc. ............................. Japan 2,200 16,726
Everest Group Ltd. .................................. United States 168 57,095
Globe Life, Inc. ..................................... United States 1,195 148,527
Hanover Insurance Group, Inc. (The) ..................... United States 162 27,519
MetLife, Inc. ....................................... United States 6,789 545,971
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 131 85,063
NN Group NV ...................................... Netherlands 138 9,183
Old Republic International Corp. ........................ United States 1,626 62,503
b
Poste Italiane SpA, 144A, Reg S ........................ Italy 515 11,065
Primerica, Inc. ...................................... United States 209 57,197
Progressive Corp. (The) .............................. United States 203 54,173
Prudential Financial, Inc. .............................. United States 523 56,191
QBE Insurance Group Ltd. ............................ Australia 1,254 19,310
Reinsurance Group of America, Inc. ..................... United States 301 59,706
Talanx AG ......................................... Germany 431 55,876
Travelers Cos., Inc. (The) ............................. United States 203 54,311
Unipol Assicurazioni SpA .............................. Italy 413 8,179
Unum Group ....................................... United States 711 57,420
W R Berkley Corp. .................................. United States 794 58,335
Willis Towers Watson plc .............................. United States 187 57,316
Zurich Insurance Group AG ............................ Switzerland 88 61,576
2,181,959
Interactive Media & Services 4.6%
Alphabet, Inc., A .................................... United States 11,004 1,939,235
b
Auto Trader Group plc, 144A, Reg S ..................... United Kingdom 4,070 46,100
LY Corp. .......................................... Japan 20,000 73,652
Meta Platforms, Inc., A ............................... United States 3,483 2,570,767
b
Scout24 SE, 144A, Reg S ............................. Germany 167 23,054
4,652,808
IT Services 0.4%
Accenture plc, A .................................... Ireland 180 53,800
Fujitsu Ltd. ........................................ Japan 600 14,556
a
GoDaddy, Inc., A .................................... United States 304 54,738
NEC Corp. ........................................ Japan 700 20,423
a
Snowflake, Inc., A ................................... United States 346 77,424
a
Twilio, Inc., A ....................................... United States 497 61,807

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
VeriSign, Inc. ...................................... United States 209 $ 60,359
343,107
Leisure Products 0.2%
Bandai Namco Holdings, Inc. .......................... Japan 1,500 53,759
Hasbro, Inc. ....................................... United States 855 63,116
116,875
Life Sciences Tools & Services 0.1%
Danaher Corp. ..................................... United States 295 58,274
Machinery 1.0%
Allison Transmission Holdings, Inc. ...................... United States 551 52,340
Caterpillar, Inc. ..................................... United States 188 72,983
Cummins, Inc. ...................................... United States 177 57,968
Deere & Co. ....................................... United States 114 57,968
Donaldson Co., Inc. ................................. United States 815 56,520
Flowserve Corp. .................................... United States 1,149 60,150
GEA Group AG ..................................... Germany 734 51,453
Graco, Inc. ........................................ United States 687 59,061
Hoshizaki Corp. .................................... Japan 400 13,783
Komatsu Ltd. ...................................... Japan 500 16,497
Lincoln Electric Holdings, Inc. .......................... United States 285 59,086
Makita Corp. ....................................... Japan 300 9,239
Parker-Hannifin Corp. ................................ United States 71 49,591
Pentair plc ........................................ United States 594 60,980
Rational AG ....................................... Germany 20 16,806
Schindler Holding AG ................................ Switzerland 207 77,081
Westinghouse Air Brake Technologies Corp. ............... United States 292 61,130
832,636
Marine Transportation 0.1%
a
Kirby Corp. ........................................ United States 531 60,221
SITC International Holdings Co. Ltd. ..................... China 12,000 38,446
98,667
Media 0.2%
Comcast Corp., A ................................... United States 1,641 58,567
Informa plc ........................................ United Kingdom 2,589 28,663
New York Times Co. (The), A ........................... United States 1,132 63,369
a
Trade Desk, Inc. (The), A .............................. United States 759 54,640
205,239
Metals & Mining 0.7%
ArcelorMittal SA .................................... Luxembourg 600 19,053
BHP Group Ltd., (AUD Traded) ......................... Australia 4,385 105,493
BHP Group Ltd., (GBP Traded) ......................... Australia 338 8,093
BlueScope Steel Ltd. ................................. Australia 1,622 24,717
a
Boliden AB ........................................ Sweden 296 9,250
Fortescue Ltd. ...................................... Australia 6,839 68,747
Freeport-McMoRan, Inc. .............................. United States 1,437 62,294
Glencore plc ....................................... Australia 9,549 37,209
Norsk Hydro ASA ................................... Norway 2,645 15,146
Northern Star Resources Ltd. .......................... Australia 3,922 48,445
Nucor Corp. ....................................... United States 507 65,677
Rio Tinto plc ....................................... Australia 1,146 66,702
Royal Gold, Inc. .................................... United States 164 29,166

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
Southern Copper Corp. ............................... Mexico 636 $ 64,344
624,336
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Rithm Capital Corp. .................................. United States 5,035 56,845
Multi-Utilities 0.3%
Consolidated Edison, Inc. ............................. United States 553 55,494
Dominion Energy, Inc. ................................ United States 1,013 57,255
E.ON SE .......................................... Germany 4,040 74,440
Engie SA ......................................... France 5,703 134,037
Public Service Enterprise Group, Inc. .................... United States 735 61,872
Sembcorp Industries Ltd. ............................. Singapore 3,400 18,316
401,414
Oil, Gas & Consumable Fuels 1.9%
Antero Midstream Corp. .............................. United States 3,101 58,764
Cheniere Energy, Inc. ................................ United States 2,732 665,297
ConocoPhillips ..................................... United States 651 58,421
Coterra Energy, Inc. ................................. United States 2,346 59,542
ENEOS Holdings, Inc. ................................ Japan 12,600 62,456
Eni SpA .......................................... Italy 1,147 18,529
Equinor ASA ....................................... Norway 4,603 116,245
Exxon Mobil Corp. ................................... United States 1,379 148,656
Inpex Corp. ........................................ Japan 7,200 101,068
Marathon Petroleum Corp. ............................ United States 362 60,132
Repsol SA ......................................... Spain 1,445 21,135
Shell plc .......................................... United States 1,036 36,146
TotalEnergies SE ................................... France 2,811 171,816
Valero Energy Corp. ................................. United States 449 60,355
Williams Cos., Inc. (The) .............................. United States 993 62,370
1,700,932
Paper & Forest Products 0.0%
†
Louisiana-Pacific Corp. ............................... United States 635 54,604
Passenger Airlines 0.4%
Delta Air Lines, Inc. .................................. United States 1,169 57,491
Qantas Airways Ltd. ................................. Australia 13,935 98,445
Ryanair Holdings plc ................................. Italy 861 24,423
a
United Airlines Holdings, Inc. ........................... United States 730 58,130
238,489
Personal Care Products 0.1%
Unilever plc ........................................ United Kingdom 1,087 66,336
Pharmaceuticals 3.0%
AstraZeneca plc .................................... United Kingdom 128 17,814
Bristol-Myers Squibb Co. .............................. United States 5,976 276,629
Chugai Pharmaceutical Co. Ltd. ........................ Japan 1,100 57,440
Daiichi Sankyo Co. Ltd. ............................... Japan 4,700 108,890
Eli Lilly & Co. ...................................... United States 1,118 871,515
GSK plc .......................................... United States 2,284 43,548
Ipsen SA .......................................... France 212 25,253
Johnson & Johnson ................................. United States 3,080 470,470
Merck & Co., Inc. ................................... United States 7,522 595,442
Merck KGaA ....................................... Germany 39 5,057
Novartis AG ....................................... United States 1,957 237,535
Novo Nordisk A/S, B ................................. Denmark 1,933 133,945

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Otsuka Holdings Co. Ltd. ............................. Japan 1,000 $ 49,579
Roche Holding AG .................................. United States 190 62,020
Sanofi SA ......................................... United States 418 40,468
2,995,605
Professional Services 1.1%
Automatic Data Processing, Inc. ........................ United States 2,623 808,933
Booz Allen Hamilton Holding Corp., A .................... United States 225 23,429
Broadridge Financial Solutions, Inc. ...................... United States 240 58,327
Leidos Holdings, Inc. ................................. United States 365 57,582
a
Paylocity Holding Corp. ............................... United States 285 51,639
Recruit Holdings Co. Ltd. ............................. Japan 2,400 141,136
Verisk Analytics, Inc., A ............................... United States 93 28,970
1,170,016
Real Estate Management & Development 0.2%
a
CBRE Group, Inc., A ................................. United States 455 63,755
a
Jones Lang LaSalle, Inc. .............................. United States 255 65,224
128,979
Residential REITs 0.1%
AvalonBay Communities, Inc. .......................... United States 280 56,980
Camden Property Trust ............................... United States 492 55,444
Equity LifeStyle Properties, Inc. ......................... United States 859 52,975
Equity Residential ................................... United States 821 55,409
Essex Property Trust, Inc. ............................. United States 203 57,530
Invitation Homes, Inc. ................................ United States 1,701 55,793
Mid-America Apartment Communities, Inc. ................ United States 364 53,876
388,007
Retail REITs 0.6%
Brixmor Property Group, Inc. ........................... United States 2,283 59,449
Simon Property Group, Inc. ............................ United States 3,187 512,342
571,791
Semiconductors & Semiconductor Equipment 7.1%
Applied Materials, Inc. ................................ United States 362 66,271
ASML Holding NV ................................... Netherlands 329 263,640
a
Astera Labs, Inc. .................................... United States 618 55,880
Broadcom, Inc. ..................................... United States 3,124 861,131
a
Cirrus Logic, Inc. .................................... United States 580 60,468
KLA Corp. ......................................... United States 74 66,285
Lam Research Corp. ................................. United States 750 73,005
NVIDIA Corp. ...................................... United States 30,151 4,763,557
QUALCOMM, Inc. ................................... United States 5,814 925,938
SCREEN Holdings Co. Ltd. ............................ Japan 700 56,918
7,193,093
Software 5.9%
a
Adobe, Inc. ........................................ United States 2,210 855,005
a
AppLovin Corp., A ................................... United States 161 56,363
a
Atlassian Corp., A ................................... United States 2,450 497,571
a
Autodesk, Inc. ...................................... United States 728 225,367
a
Cadence Design Systems, Inc. ......................... United States 183 56,391
a
Check Point Software Technologies Ltd. .................. Israel 100 22,125
a
DocuSign, Inc., A ................................... United States 645 50,239
a
Dropbox, Inc., A .................................... United States 2,063 59,002

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Fortinet, Inc. ....................................... United States 557 $ 58,886
Intuit, Inc. ......................................... United States 88 69,311
a
Manhattan Associates, Inc. ............................ United States 465 91,824
Microsoft Corp. ..................................... United States 6,869 3,416,709
a
Nice Ltd. .......................................... Israel 77 13,053
Oracle Corp. Japan .................................. Japan 300 35,757
Pegasystems, Inc. ................................... United States 1,178 63,765
a
RingCentral, Inc., A .................................. United States 2,213 62,739
Salesforce, Inc. ..................................... United States 209 56,992
SAP SE .......................................... Germany 462 141,270
a
ServiceNow, Inc. .................................... United States 319 327,958
a
Teradata Corp. ..................................... United States 2,443 54,503
a
Workday, Inc., A .................................... United States 214 51,360
a
Zoom Communications, Inc., A ......................... United States 709 55,288
6,321,478
Specialized REITs 0.3%
American Tower Corp. ................................ United States 325 71,832
Millrose Properties, Inc., A ............................. United States 2,042 58,217
Public Storage ..................................... United States 189 55,456
VICI Properties, Inc., A ............................... United States 1,829 59,625
Weyerhaeuser Co. .................................. United States 2,227 57,212
302,342
Specialty Retail 1.1%
a
AutoZone, Inc. ..................................... United States 14 51,971
Avolta AG ......................................... Switzerland 269 14,653
Best Buy Co., Inc. ................................... United States 821 55,114
Fast Retailing Co. Ltd. ................................ Japan 300 102,859
Gap, Inc. (The) ..................................... United States 2,108 45,976
Home Depot, Inc. (The) ............................... United States 520 190,653
Industria de Diseno Textil SA ........................... Spain 269 14,033
Ross Stores, Inc. ................................... United States 379 48,353
TJX Cos., Inc. (The) ................................. United States 6,384 788,360
Williams-Sonoma, Inc. ............................... United States 340 55,546
1,367,518
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc. ........................................ United States 18,825 3,862,325
NetApp, Inc. ....................................... United States 594 63,291
3,925,616
Textiles, Apparel & Luxury Goods 0.2%
adidas AG ......................................... Germany 90 21,009
Asics Corp. ........................................ Japan 1,700 43,351
Cie Financiere Richemont SA .......................... Switzerland 30 5,677
a
Deckers Outdoor Corp. ............................... United States 233 24,015
Hermes International SCA ............................. France 40 108,435
LVMH Moet Hennessy Louis Vuitton SE .................. France 32 16,748
Pandora A/S ....................................... Denmark 474 83,517
302,752
Tobacco 1.1%
Imperial Brands plc .................................. United Kingdom 2,735 108,060
Philip Morris International, Inc. ......................... United States 5,354 975,124
1,083,184

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 0.2%
AerCap Holdings NV ................................. Ireland 300 $ 35,100
Bunzl plc .......................................... United Kingdom 368 11,727
Mitsubishi Corp. .................................... Japan 2,800 55,949
Mitsui & Co. Ltd. .................................... Japan 6,200 126,356
229,132
Transportation Infrastructure 0.0%
†
b
Aena SME SA, 144A, Reg S ........................... Spain 2,112 56,377
Wireless Telecommunication Services 0.1%
KDDI Corp. ........................................ Japan 5,900 101,306
Total Common Stocks (Cost $41,697,270) ....................................
70,488,954
Convertible Preferred Stocks 0.0%
†
Aerospace & Defense 0.0%
†
Boeing Co. (The), 6% ................................ United States 259 17,612
Electric Utilities 0.0%
†
PG&E Corp., A, 6% .................................. United States 145 5,452
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 113 8,458
Total Convertible Preferred Stocks (Cost $25,850) .............................
31,522
Principal
Amount
*
Convertible Bonds 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 5,000 7,805
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 5,000 2,887
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 7,000 8,008
Software 0.0%
†
b
Guidewire Software, Inc. , Senior Note , 144A, 1.25% , 11/01/29 .. United States 12,000 14,178
Total Convertible Bonds (Cost $31,121) ......................................
32,878
Corporate Bonds 13.0%
Aerospace & Defense 0.5%
ATI, Inc. ,
Senior Bond, 5.125%, 10/01/31 ....................... United States 5,000 4,891
Senior Note, 5.875%, 12/01/27 ....................... United States 15,000 15,083
Senior Note, 4.875%, 10/01/29 ....................... United States 5,000 4,901
Senior Note, 7.25%, 8/15/30 ......................... United States 10,000 10,487
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 10,000 10,308
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 5,000 5,161
Boeing Co. (The) ,
Senior Bond, 3.2%, 3/01/29 .......................... United States 5,000 4,761
Senior Bond, 2.95%, 2/01/30 ......................... United States 3,000 2,782
Senior Bond, 6.125%, 2/15/33 ........................ United States 90,000 95,143
Senior Bond, 5.875%, 2/15/40 ........................ United States 5,000 4,992
Senior Note, 2.7%, 2/01/27 .......................... United States 13,000 12,640

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
Boeing Co. (The), (continued)
Senior Note, 6.259%, 5/01/27 ........................ United States 7,000 $ 7,204
Senior Note, 6.298%, 5/01/29 ........................ United States 10,000 10,575
Senior Note, 6.388%, 5/01/31 ........................ United States 10,000 10,751
b
Bombardier, Inc. ,
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 10,000 10,839
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 5,000 5,213
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 5,000 5,187
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................... United States 35,000 36,890
Senior Note, 3%, 1/15/29 ........................... United States 37,000 35,401
Senior Note, 4.85%, 10/15/31 ........................ United States 15,000 15,209
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ....................... United States 5,000 4,982
Senior Bond, 5.15%, 2/27/33 ......................... United States 5,000 5,113
Senior Bond, 4.875%, 10/15/40 ....................... United States 20,000 18,863
Spirit AeroSystems, Inc. ,
b
Secured Note, 144A, 9.75%, 11/15/30 .................. United States 15,000 16,562
Senior Bond, 4.6%, 6/15/28 .......................... United States 20,000 19,674
b
Senior Secured Note, 144A, 9.375%, 11/30/29 ........... United States 5,000 5,311
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 10,000 10,383
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 5,000 5,183
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 15,000 15,091
409,580
Automobile Components 0.0%
†
b
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 .................... United States 20,000 21,034
Senior Note, 144A, 7.5%, 2/15/33 ..................... United States 5,000 5,117
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 10,000 7,756
33,907
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 2,000 2,126
Senior Note, 144A, 4.875%, 11/01/27 .................. United States 20,000 20,096
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 35,000 36,926
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 8,000 8,155
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 5,000 4,957
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 4,000 4,088
76,348
Banks 2.2%
Banco Santander SA , Sub. Bond , 3.225% to 8/21/31, FRN
thereafter , 11/22/32 ................................ Spain 200,000 179,572
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 5,000 4,568
Sub. Bond, 6.11%, 1/29/37 .......................... United States 195,000 206,051
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 120,000 109,846
Citigroup, Inc. ,
Senior Bond, 3.887% to 1/09/27, FRN thereafter, 1/10/28 ... United States 50,000 49,561
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 204,000 200,852
Senior Note, 5.61% to 9/28/25, FRN thereafter, 9/29/26 ..... United States 30,000 30,069

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Citigroup, Inc., (continued)
Sub. Bond, 4.45%, 9/29/27 .......................... United States 50,000 $ 50,058
Sub. Bond, 4.75%, 5/18/46 .......................... United States 10,000 8,543
b
Commonwealth Bank of Australia , Senior Bond , 144A, 3.15% ,
9/19/27 ......................................... Australia 75,000 73,616
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 26,000 27,000
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 41,000 34,457
JPMorgan Chase & Co. ,
c
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter,
Perpetual ....................................... United States 17,000 16,767
d
W, Junior Sub. Bond, FRN, 5.588%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 13,000 11,539
Senior Note, 1.04% to 2/03/26, FRN thereafter, 2/04/27 ..... United States 75,000 73,463
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 150,000 138,743
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 150,000 156,398
PNC Financial Services Group, Inc. (The) , Sub. Bond , 4.626% to
6/05/32, FRN thereafter , 6/06/33 ...................... United States 70,000 67,964
Royal Bank of Canada ,
Senior Note, 5.2%, 8/01/28 .......................... Canada 30,000 30,871
Sub. Bond, 4.65%, 1/27/26 .......................... Canada 45,000 44,992
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 55,000 54,390
Truist Financial Corp. ,
Senior Note, 4.26% to 7/27/25, FRN thereafter, 7/28/26 ..... United States 55,000 54,979
Senior Note, 5.435% to 1/23/29, FRN thereafter, 1/24/30 .... United States 15,000 15,452
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 60,000 50,942
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 185,000 169,003
Senior Note, 4.54% to 8/14/25, FRN thereafter, 8/15/26 ..... United States 22,000 21,996
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 15,000 15,490
Westpac Banking Corp. , Sub. Bond , 2.963% , 11/16/40 .......
Australia 25,000 18,524
1,915,706
Biotechnology 0.1%
AbbVie, Inc. , Senior Note , 4.8% , 3/15/29 ..................
United States 20,000 20,397
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................... United States 23,000 22,473
Senior Bond, 5.75%, 3/02/63 ......................... United States 10,000 9,729
Senior Note, 5.15%, 3/02/28 ......................... United States 30,000 30,662
Senior Note, 5.25%, 3/02/30 ......................... United States 47,000 48,442
131,703
Broadline Retail 0.0%
†
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 10,000 10,377
b
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 12,000 11,718
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 15,000 15,044
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 10,000 10,087
47,226

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products 0.1%
b
Builders FirstSource, Inc. ,
Senior Bond, 144A, 6.375%, 3/01/34 ................... United States 5,000 $ 5,102
Senior Bond, 144A, 6.75%, 5/15/35 .................... United States 5,000 5,154
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 10,000 9,230
b
JH North America Holdings, Inc. , Senior Secured Note , 144A,
6.125% , 7/31/32 ................................... United States 5,000 5,086
Johnson Controls International plc ,
Senior Bond, 4.95%, 7/02/64 ......................... United States 65,000 54,375
Senior Note, 3.9%, 2/14/26 .......................... United States 6,000 5,977
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 10,000 10,263
b
MIWD Holdco II LLC / MIWD Finance Corp. , Senior Note , 144A,
5.5% , 2/01/30 .................................... United States 15,000 14,297
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 5,000 5,162
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 10,000 10,290
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 10,000 10,492
b
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 15,000 15,379
b
Standard Industries, Inc. ,
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 10,000 9,475
Senior Bond, 144A, 3.375%, 1/15/31 ................... United States 5,000 4,487
164,769
Capital Markets 0.9%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 25,000 24,873
Senior Note, 2.15%, 7/15/26 ......................... United States 24,000 23,392
Senior Note, 7%, 1/15/27 ........................... United States 5,000 5,161
Senior Note, 2.875%, 6/15/27 ........................ United States 26,000 25,139
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 5,000 5,501
b
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 10,000 8,548
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 7,000 6,810
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 117,000 116,352
Sub. Bond, 5.95%, 1/15/27 .......................... United States 5,000 5,140
Intercontinental Exchange, Inc. , Senior Bond , 1.85% , 9/15/32 ..
United States 15,000 12,462
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 35,000 35,356
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 5,000 5,144
Jefferies Financial Group, Inc. , Senior Note , 5.03% , 3/16/26 ...
United States 15,000 15,028
b
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 30,000 27,370
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 16,000 17,070
Senior Note, 5.2%, 3/15/30 .......................... United States 15,000 15,241
Moody's Corp. ,
Senior Bond, 2%, 8/19/31 ........................... United States 50,000 43,415
Senior Bond, 5%, 8/05/34 ........................... United States 15,000 15,176
Morgan Stanley ,
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ... United States 185,000 182,386
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 25,000 25,442

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Morgan Stanley, (continued)
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 5,000 $ 5,073
Sub. Bond, 3.95%, 4/23/27 .......................... United States 40,000 39,766
Sub. Bond, 5.297% to 4/19/32, FRN thereafter, 4/20/37 ..... United States 24,000 23,920
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 12,000 11,264
Nasdaq, Inc. ,
Senior Bond, 5.55%, 2/15/34 ......................... United States 5,000 5,212
Senior Note, 5.35%, 6/28/28 ......................... United States 9,000 9,269
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 30,000 25,686
S&P Global, Inc. ,
Senior Bond, 2.5%, 12/01/29 ......................... United States 30,000 27,907
Senior Bond, 1.25%, 8/15/30 ......................... United States 9,000 7,752
b,e
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 10,000 10,109
780,964
Chemicals 0.2%
b
Avient Corp. ,
Senior Note, 144A, 7.125%, 8/01/30 ................... United States 10,000 10,321
Senior Note, 144A, 6.25%, 11/01/31 ................... United States 5,000 5,050
Celanese US Holdings LLC ,
Senior Bond, 6.629%, 7/15/32 ........................ United States 5,000 5,245
Senior Note, 1.4%, 8/05/26 .......................... United States 15,000 14,469
Senior Note, 6.415%, 7/15/27 ........................ United States 34,000 35,233
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 10,000 10,390
CF Industries, Inc. , Senior Bond , 4.95% , 6/01/43 ............
United States 20,000 17,804
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 10,000 10,259
Huntsman International LLC , Senior Bond , 2.95% , 6/15/31 ....
United States 15,000 12,634
International Flavors & Fragrances, Inc. ,
Senior Bond, 4.45%, 9/26/28 ......................... United States 20,000 20,001
b
Senior Bond, 144A, 2.3%, 11/01/30 .................... United States 5,000 4,421
b
Senior Note, 144A, 1.832%, 10/15/27 .................. United States 2,000 1,885
Nutrien Ltd. ,
Senior Bond, 4.125%, 3/15/35 ........................ Canada 25,000 22,774
Senior Bond, 5.25%, 1/15/45 ......................... Canada 20,000 18,486
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 10,000 10,737
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 10,000 9,785
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 15,000 14,624
b
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ... United States 15,000 10,118
Westlake Corp. , Senior Bond , 2.875% , 8/15/41 .............
United States 20,000 13,465
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 10,000 9,061
256,762
Commercial Services & Supplies 0.3%
b
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ................................... United States 15,000 15,684
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 17,000 16,948
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 5,000 5,126
b
GFL Environmental, Inc. , Senior Secured Note , 144A, 6.75% ,
1/15/31 ......................................... United States 5,000 5,238
b
Madison IAQ LLC ,
Senior Note, 144A, 5.875%, 6/30/29 ................... United States 15,000 14,766

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies (continued)
b
Madison IAQ LLC, (continued)
Senior Secured Note, 144A, 4.125%, 6/30/28 ............ United States 10,000 $ 9,722
b
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Secured Note , 144A, 6.25% , 1/15/28 ................... United States 15,000 15,037
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 100,000 102,893
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 20,000 20,015
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 5,000 5,419
Waste Connections, Inc. ,
Senior Bond, 3.5%, 5/01/29 .......................... United States 30,000 29,364
Senior Bond, 3.2%, 6/01/32 .......................... United States 2,000 1,828
Senior Bond, 5%, 3/01/34 ........................... United States 10,000 10,111
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 33,000 33,818
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 10,000 10,406
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 5,000 5,209
301,584
Communications Equipment 0.1%
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 10,000 9,835
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 5,000 4,440
Senior Bond, 5.55%, 8/15/35 ......................... United States 35,000 35,700
Senior Note, 4.85%, 8/15/30 ......................... United States 5,000 5,055
55,030
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 5,000 5,192
Consumer Finance 0.4%
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 34,000 38,731
Senior Note, 4.75%, 6/09/27 ......................... United States 25,000 25,148
American Express Co. ,
Senior Bond, 5.667% to 4/24/35, FRN thereafter, 4/25/36 ... United States 40,000 41,437
Senior Note, 5.098% to 2/15/27, FRN thereafter, 2/16/28 .... United States 15,000 15,175
Senior Note, 4.731% to 4/24/28, FRN thereafter, 4/25/29 .... United States 30,000 30,347
Capital One Financial Corp. , Sub. Bond , 2.359% to 7/28/31, FRN
thereafter , 7/29/32 ................................. United States 92,000 78,046
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/30 ......................................... United States 10,000 10,734
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 30,000 31,081
General Motors Financial Co., Inc. , Senior Note , 4.9% , 10/06/29
United States 23,000 22,970
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 7,000 7,001
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 15,000 14,765
Senior Note, 7.5%, 5/15/31 .......................... United States 15,000 15,684
Senior Note, 7.125%, 11/15/31 ....................... United States 10,000 10,411
341,530
Consumer Staples Distribution & Retail 0.1%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 24,000 22,141
b
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 25,000 24,608

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail (continued)
b
Alimentation Couche-Tard, Inc., (continued)
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 14,000 $ 13,088
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 5,000 5,271
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 10,000 10,015
Walmart, Inc. , Senior Note , 4.35% , 4/28/30 ................
United States 40,000 40,470
115,593
Containers & Packaging 0.2%
Berry Global, Inc. ,
Senior Secured Note, 1.57%, 1/15/26 .................. United States 44,000 43,219
Senior Secured Note, 1.65%, 1/15/27 .................. United States 23,000 22,068
Senior Secured Note, 5.5%, 4/15/28 ................... United States 2,000 2,054
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 15,000 15,403
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 15,000 14,982
b
Graphic Packaging International LLC , Senior Note , 144A, 3.5% ,
3/01/29 ......................................... United States 5,000 4,719
b
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6% , 9/15/28 .... Canada 25,000 25,000
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ................... United States 10,000 9,937
Senior Secured Note, 144A, 7.875%, 4/15/27 ............ United States 15,000 15,265
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 30,000 34,394
Senior Bond, 7.95%, 2/15/31 ......................... United States 10,000 11,598
198,639
Distributors 0.0%
†
b
American Builders & Contractors Supply Co., Inc. ,
Senior Note, 144A, 3.875%, 11/15/29 .................. United States 10,000 9,467
Senior Secured Note, 144A, 4%, 1/15/28 ................ United States 10,000 9,788
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 5,000 5,262
24,517
Diversified REITs 0.1%
GLP Capital LP / GLP Financing II, Inc. ,
Senior Bond, 3.25%, 1/15/32 ......................... United States 15,000 13,214
Senior Note, 5.375%, 4/15/26 ........................ United States 4,000 4,003
VICI Properties LP ,
Senior Note, 4.75%, 2/15/28 ......................... United States 30,000 30,177
Senior Note, 5.125%, 11/15/31 ....................... United States 30,000 30,058
b
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 10,000 9,850
87,302
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 60,000 50,236
Senior Bond, 4.75%, 5/15/46 ......................... United States 77,000 67,289
Senior Bond, 3.55%, 9/15/55 ......................... United States 41,000 27,687
Senior Note, 4.1%, 2/15/28 .......................... United States 15,000 14,940
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 8,000 7,976
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 60,000 58,173

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b
CCO Holdings LLC / CCO Holdings Capital Corp., (continued)
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 10,000 $ 9,348
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 15,000 14,237
Deutsche Telekom International Finance BV , Senior Bond , 8.75% ,
6/15/30 ......................................... Germany 73,000 86,212
b
Frontier Communications Holdings LLC ,
Senior Secured Note, 144A, 5.875%, 10/15/27 ........... United States 10,000 10,010
Senior Secured Note, 144A, 8.75%, 5/15/30 ............. United States 10,000 10,467
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 21,000 22,550
Verizon Communications, Inc. ,
Senior Bond, 4.4%, 11/01/34 ......................... United States 65,000 61,715
Senior Bond, 3.7%, 3/22/61 .......................... United States 47,000 32,467
b
Senior Bond, 144A, 5.401%, 7/02/37 ................... United States 76,000 76,495
Senior Note, 2.1%, 3/22/28 .......................... United States 20,000 18,954
568,756
Electric Utilities 0.7%
American Electric Power Co., Inc. , J , Senior Bond , 4.3% ,
12/01/28 ........................................ United States 55,000 55,052
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 10,000 8,805
Commonwealth Edison Co. , Senior Bond , 5.9% , 3/15/36 ......
United States 28,000 29,933
Duke Energy Carolinas LLC , Senior Bond , 4.95% , 1/15/33 ....
United States 10,000 10,180
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 55,000 53,905
Senior Bond, 4.2%, 6/15/49 .......................... United States 70,000 54,668
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 5,000 5,482
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 15,000 14,822
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 30,000 30,538
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 5,000 5,131
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 25,000 24,017
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.45%, 3/15/35 ......................... United States 85,000 86,684
Senior Note, 5.749%, 9/01/25 ........................ United States 50,000 50,076
b
NRG Energy, Inc. ,
c
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 10,000 11,111
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 15,000 15,292
Oncor Electric Delivery Co. LLC , Senior Secured Bond , 3.75% ,
4/01/45 ......................................... United States 75,000 57,736
Pacific Gas and Electric Co. ,
Senior Note, 2.1%, 8/01/27 .......................... United States 5,000 4,737
Senior Note, 6.1%, 1/15/29 .......................... United States 50,000 51,821
Senior Note, 5.55%, 5/15/29 ......................... United States 25,000 25,412
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 10,000 9,495
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 15,000 14,299
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 25,000 25,419
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 15,000 15,621
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 5%, 7/31/27 ...................... United States 5,000 4,997
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 15,000 15,953
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 10,000 10,461
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 17,000 16,757

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
b
Vistra Operations Co. LLC, (continued)
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 5,000 $ 5,197
Senior Secured Note, 144A, 5.05%, 12/30/26 ............ United States 10,000 10,055
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 17,000 16,834
740,490
Electronic Equipment, Instruments & Components 0.0%
†
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 15,000 14,221
b
Sensata Technologies, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 United States 20,000 18,250
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 20,000 19,127
51,598
Energy Equipment & Services 0.0%
†
b
Aris Water Holdings LLC , Senior Note , 144A, 7.25% , 4/01/30 .. United States 15,000 15,488
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 20,000 14,872
b
Precision Drilling Corp. ,
Senior Note, 144A, 7.125%, 1/15/26 ................... Canada 3,000 3,011
Senior Note, 144A, 6.875%, 1/15/29 ................... Canada 10,000 9,886
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 4,077 4,120
b
Transocean Poseidon Ltd. , Senior Secured Note , 144A, 6.875% ,
2/01/27 ......................................... United States 5,250 5,262
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ................................... United States 4,524 4,599
Transocean, Inc. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 15,000 10,561
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 4,000 4,116
b
Weatherford International Ltd. , Senior Note , 144A, 8.625% ,
4/30/30 ......................................... United States 10,000 10,314
82,229
Entertainment 0.2%
b
Cinemark USA, Inc. , Senior Note , 144A, 5.25% , 7/15/28 ...... United States 10,000 9,960
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 5,000 5,077
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 10,000 10,544
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 63,000 65,833
Walt Disney Co. (The) , Senior Bond , 7.75% , 12/01/45 ........
United States 40,000 50,462
Warnermedia Holdings, Inc. , Senior Note , 3.755% , 3/15/27 ....
United States 9,000 8,399
150,275
Financial Services 0.1%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 20,000 19,605
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 10,000 11,097
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 20,000 20,231
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 5,000 5,159
Global Payments, Inc. , Senior Note , 2.15% , 1/15/27 .........
United States 6,000 5,806
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 15,000 15,875
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 10,000 10,369
b
Nationstar Mortgage Holdings, Inc. ,
Senior Bond, 144A, 5.75%, 11/15/31 ................... United States 20,000 20,328
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 15,000 15,591

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 25,000 $ 24,960
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 25,000 25,796
b
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....... United States 10,000 10,245
185,062
Food Products 0.3%
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 10,000 10,433
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 7,000 6,655
b,e
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. , Senior Bond , 144A, 5.5% , 1/15/36 . United States 50,000 50,105
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 2,000 1,714
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 6,000 6,878
Kraft Heinz Foods Co. , Senior Note , 3% , 6/01/26 ............
United States 19,000 18,756
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 5,000 5,015
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 5,000 4,991
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 40,000 40,334
Senior Note, 144A, 4.8%, 3/01/30 ..................... United States 40,000 40,543
Senior Note, 144A, 5%, 3/01/32 ...................... United States 45,000 45,621
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 5,000 5,062
236,107
Ground Transportation 0.1%
b,e
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 5,000 5,109
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 70,000 58,386
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 16,000 15,759
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 10,000 9,988
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 30,000 30,542
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 15,000 15,691
135,475
Health Care Equipment & Supplies 0.2%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 10,000 10,450
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 37,000 34,265
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 15,000 10,678
GE HealthCare Technologies, Inc. , Senior Note , 4.8% , 8/14/29 .
United States 35,000 35,523
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 5,000 5,216
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 10,000 9,929
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 15,000 14,399
120,460
Health Care Providers & Services 0.3%
Centene Corp. , Senior Bond , 3% , 10/15/30 ................
United States 10,000 8,942
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.625%, 3/15/27 ............ United States 10,000 9,856
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 20,000 17,754

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
b
CHS/Community Health Systems, Inc., (continued)
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 10,000 $ 10,611
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 10,000 10,366
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 15,000 15,509
Senior Bond, 4.78%, 3/25/38 ......................... United States 10,000 9,183
b
DaVita, Inc. , Senior Note , 144A, 6.875% , 9/01/32 ........... United States 30,000 31,104
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 22,000 22,009
Senior Note, 5.45%, 4/01/31 ......................... United States 35,000 36,101
Senior Note, 3.625%, 3/15/32 ........................ United States 45,000 41,526
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 25,000 25,810
Tenet Healthcare Corp. ,
Senior Secured Note, 5.125%, 11/01/27 ................ United States 25,000 24,976
Senior Secured Note, 4.25%, 6/01/29 .................. United States 10,000 9,706
Senior Secured Note, 6.125%, 6/15/30 ................. United States 15,000 15,280
288,733
Health Care REITs 0.0%
†
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 25,000 26,184
Health Care Technology 0.0%
†
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 20,000 19,704
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 30,000 30,824
50,528
Hotel & Resort REITs 0.0%
†
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 5,000 5,179
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 10,000 10,291
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 5,000 5,147
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 5,000 5,101
25,718
Hotels, Restaurants & Leisure 0.6%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 15,000 13,994
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 20,000 19,181
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 20,000 19,103
Senior Note, 144A, 6%, 10/15/32 ..................... United States 5,000 4,907
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 20,000 20,724
b
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/01/27 .................... United States 15,000 15,133
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 10,000 10,176
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 10,000 10,194
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 5,000 5,119
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 25,000 24,484
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 10,000 10,039
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 15,000 13,854
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 10,000 9,795

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp. ,
Senior Bond, 4.85%, 3/15/26 ......................... United States 47,000 $ 47,022
Senior Note, 5.75%, 1/30/27 ......................... United States 22,000 22,461
b
Light & Wonder International, Inc. , Senior Note , 144A, 7.25% ,
11/15/29 ........................................ United States 15,000 15,463
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 40,000 36,382
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 10,000 10,639
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 5,000 5,111
Senior Secured Note, 144A, 8.125%, 1/15/29 ............ United States 10,000 10,548
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 10,000 9,977
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 10,000 10,067
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 5,000 5,143
Senior Note, 144A, 6%, 2/01/33 ...................... United States 20,000 20,398
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 15,000 14,467
b
Six Flags Entertainment Corp. , Senior Note , 144A, 7.25% ,
5/15/31 ......................................... United States 15,000 15,425
b
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.
/ Canada's Wonderland Co. , Senior Secured Note , 144A,
6.625% , 5/01/32 ................................... United States 5,000 5,160
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 15,000 15,347
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 5,000 5,047
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 15,000 16,164
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
Senior Bond, 144A, 5.125%, 10/01/29 .................. United States 10,000 9,935
Senior Note, 144A, 7.125%, 2/15/31 ................... United States 25,000 26,677
478,136
Household Durables 0.1%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 10,000 9,893
Senior Note, 1.3%, 10/15/26 ......................... United States 60,000 57,705
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 15,000 15,602
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 5,000 4,877
Senior Note, 6.625%, 5/15/32 ........................ United States 5,000 4,782
b
Senior Note, 144A, 8.5%, 6/01/28 ..................... United States 5,000 5,264
b
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 10,000 9,971
Senior Note, 144A, 5.875%, 6/15/27 ................... United States 5,000 5,088
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 5,000 5,079
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 12,000 11,941
b
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875% , 9/15/28 .............................. United States 10,000 9,692
139,894
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 10,000 9,467
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The) ,
Senior Note, 1.375%, 1/15/26 ........................ United States 24,000 23,546
Senior Note, 2.45%, 1/15/31 ......................... United States 25,000 21,869

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 5,000 $ 4,950
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 15,000 15,525
b,c
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ....................................... United States 5,000 5,125
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ....................................... United States 15,000 15,190
86,205
Industrial Conglomerates 0.1%
Honeywell International, Inc. , Senior Bond , 3.812% , 11/21/47 ..
United States 55,000 42,623
Industrial REITs 0.1%
Prologis LP ,
Senior Bond, 2.25%, 4/15/30 ......................... United States 10,000 9,096
Senior Note, 1.75%, 2/01/31 ......................... United States 55,000 47,733
56,829
Insurance 0.3%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 15,000 15,654
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 15,000 15,505
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 20,000 19,730
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 5,000 5,160
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 20,000 20,703
b
Athene Global Funding ,
Secured Note, 144A, 5.349%, 7/09/27 .................. United States 20,000 20,317
Secured Note, 144A, 1.985%, 8/19/28 .................. United States 60,000 55,398
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 25,000 25,558
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 29,000 25,562
Senior Bond, 2.85%, 10/15/50 ........................ United States 10,000 6,459
Brown & Brown, Inc. ,
Senior Note, 4.7%, 6/23/28 .......................... United States 5,000 5,044
Senior Note, 4.9%, 6/23/30 .......................... United States 12,000 12,118
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ......
United States 10,000 10,093
b
CNO Global Funding ,
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 10,000 10,082
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 14,000 14,153
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 15,000 15,359
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 10,000 10,092
b
HUB International Ltd. , Senior Secured Note , 144A, 7.25% ,
6/15/30 ......................................... United States 15,000 15,687
b
Jones Deslauriers Insurance Management, Inc. ,
Senior Note, 144A, 10.5%, 12/15/30 ................... Canada 15,000 16,000
Senior Secured Note, 144A, 8.5%, 3/15/30 .............. Canada 5,000 5,303
Marsh & McLennan Cos., Inc. , Senior Bond , 4.375% , 3/15/29 ..
United States 22,000 22,093
b
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 15,000 15,230
361,300
Interactive Media & Services 0.1%
Meta Platforms, Inc. ,
Senior Bond, 5.4%, 8/15/54 .......................... United States 38,000 37,086

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Interactive Media & Services (continued)
Meta Platforms, Inc., (continued)
Senior Note, 3.5%, 8/15/27 .......................... United States 40,000 $ 39,625
b
Snap, Inc. , Senior Note , 144A, 6.875% , 3/01/33 ............ United States 30,000 30,803
107,514
IT Services 0.0%
†
b
Ahead DB Holdings LLC , Senior Note , 144A, 6.625% , 5/01/28 .. United States 5,000 5,019
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 25,000 24,649
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 10,000 10,489
b
Gartner, Inc. , Senior Note , 144A, 3.75% , 10/01/30 ........... United States 15,000 14,046
54,203
Leisure Products 0.0%
†
b
Mattel, Inc. , Senior Note , 144A, 3.375% , 4/01/26 ............ United States 5,000 4,939
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 6,000 6,009
Machinery 0.0%
†
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 25,000 25,497
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 5,000 5,341
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 9,000 9,016
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 15,000 13,844
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 10,000 9,768
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 5,000 5,013
68,479
Media 0.4%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 10,000 8,007
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 110,000 73,330
Senior Secured Note, 4.908%, 7/23/25 ................. United States 11,000 10,999
Senior Secured Note, 2.25%, 1/15/29 .................. United States 27,000 24,872
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 5,000 4,729
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 15,000 15,497
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 7,000 5,325
Senior Bond, 3.45%, 2/01/50 ......................... United States 19,000 13,039
b
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 5,000 4,907
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 5,000 4,987
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 10,000 9,715
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 15,000 15,463
b
Gray Media, Inc. , Senior Bond , 144A, 5.375% , 11/15/31 ...... United States 10,000 7,507
Interpublic Group of Cos., Inc. (The) , Senior Bond , 4.65% ,
10/01/28 ........................................ United States 47,000 47,249
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 15,000 15,283
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 5,000 5,034
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 10,000 10,439

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
News Corp. , Senior Bond , 144A, 5.125% , 2/15/32 ........... United States 4,000 $ 3,917
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 10,000 9,747
Omnicom Group, Inc. / Omnicom Capital, Inc. , Senior Bond ,
3.6% , 4/15/26 .................................... United States 65,000 64,524
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 10,000 9,558
Senior Note, 144A, 5%, 8/15/27 ...................... United States 5,000 4,978
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 5,000 5,298
Paramount Global ,
Senior Bond, 2.9%, 1/15/27 .......................... United States 12,000 11,688
Senior Note, 3.7%, 6/01/28 .......................... United States 5,000 4,855
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 30,000 30,333
b
Sirius XM Radio LLC ,
Senior Bond, 144A, 3.875%, 9/01/31 ................... United States 15,000 13,343
Senior Note, 144A, 4%, 7/15/28 ...................... United States 10,000 9,612
TCI Communications, Inc. , Senior Bond , 7.125% , 2/15/28 .....
United States 65,000 69,712
513,947
Metals & Mining 0.0%
†
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 20,000 22,174
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 13,000 13,113
b
Cleveland-Cliffs, Inc. , Senior Note , 144A, 7% , 3/15/32 ........ United States 10,000 9,439
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 5,000 4,609
Senior Note, 4.125%, 1/15/30 ........................ United States 5,000 4,804
b
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A,
6.125% , 4/15/32 ................................... Australia 10,000 10,179
b
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 34,000 30,647
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 15,000 15,296
Senior Note, 144A, 5.371%, 4/04/29 ................... Australia 10,000 10,257
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 15,000 15,245
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 15,000 14,382
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 15,000 15,519
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 10,000 9,516
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 10,000 10,650
185,830
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 15,000 14,270
Multi-Utilities 0.3%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 10,000 10,185
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 45,000 38,183
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 45,000 45,309
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 15,000 14,858
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 15,000 14,317
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 85,000 84,293
207,145

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 0.8%
Cenovus Energy, Inc. , Senior Bond , 6.75% , 11/15/39 .........
Canada 2,000 $ 2,142
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 80,000 79,171
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 10,000 10,562
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 5,000 3,732
b,e
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 15,000 15,020
Devon Energy Corp. , Senior Bond , 7.95% , 4/15/32 ..........
United States 5,000 5,748
Enbridge, Inc. ,
Senior Bond, 4.25%, 12/01/26 ........................ Canada 30,000 29,953
Senior Bond, 4.5%, 6/10/44 .......................... Canada 15,000 12,308
b
Encino Acquisition Partners Holdings LLC , Senior Note , 144A,
8.5% , 5/01/28 .................................... United States 15,000 15,422
Energy Transfer LP ,
c
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 86,000 85,922
Senior Bond, 3.75%, 5/15/30 ......................... United States 30,000 28,795
Senior Note, 5.5%, 6/01/27 .......................... United States 6,000 6,110
b
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 30,000 30,378
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 25,000 25,369
b
Hess Midstream Operations LP ,
Senior Note, 144A, 5.875%, 3/01/28 ................... United States 10,000 10,155
Senior Note, 144A, 5.125%, 6/15/28 ................... United States 10,000 9,937
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 5,000 5,145
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 5,000 5,026
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 5,000 5,192
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 15,000 17,325
Senior Note, 1.75%, 11/15/26 ........................ United States 10,000 9,662
Senior Note, 5%, 2/01/29 ........................... United States 5,000 5,080
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 25,000 25,228
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 15,000 15,018
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 25,000 27,534
Senior Bond, 6.2%, 3/15/40 .......................... United States 35,000 34,282
Senior Note, 8.5%, 7/15/27 .......................... United States 10,000 10,585
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 45,000 44,578
Ovintiv, Inc. , Senior Note , 5.65% , 5/15/28 .................
United States 46,000 47,302
b
Sitio Royalties Operating Partnership LP / Sitio Finance Corp. ,
Senior Note , 144A, 7.875% , 11/01/28 ................... United States 15,000 15,715
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 10,000 10,013
b
South Bow USA Infrastructure Holdings LLC , Senior Note , 144A,
5.026% , 10/01/29 .................................. Canada 20,000 20,071
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 30,000 29,589
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 15,000 15,260
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 9,000 8,933
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 15,000 14,547
b
Venture Global LNG, Inc. ,
c
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 15,000 14,597

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Venture Global LNG, Inc., (continued)
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 15,000 $ 16,350
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 10,000 10,394
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 15,000 16,209
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 5,000 5,416
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 5,000 5,358
b
Viper Energy, Inc. ,
Senior Note, 144A, 5.375%, 11/01/27 .................. United States 5,000 5,008
Senior Note, 144A, 7.375%, 11/01/31 .................. United States 15,000 15,928
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 16,000 16,455
842,524
Paper & Forest Products 0.0%
†
b
Magnera Corp. , Senior Note , 144A, 4.75% , 11/15/29 ......... United States 5,000 4,423
Mercer International, Inc. ,
Senior Note, 5.125%, 2/01/29 ........................ Germany 10,000 8,166
b
Senior Note, 144A, 12.875%, 10/01/28 ................. Germany 5,000 5,077
17,666
Passenger Airlines 0.0%
†
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 .............. United States 3,334 3,328
Senior Secured Note, 144A, 5.75%, 4/20/29 ............. United States 10,000 9,997
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 15,000 14,852
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 10,000 9,714
37,891
Personal Care Products 0.0%
†
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 15,000 14,672
Senior Secured Note, 144A, 6.625%, 7/15/30 ............ United States 5,000 5,119
Kenvue, Inc. , Senior Note , 4.9% , 3/22/33 .................
United States 26,000 26,397
46,188
Pharmaceuticals 0.4%
Bristol-Myers Squibb Co. , Senior Note , 4.9% , 2/22/29 ........
United States 20,000 20,483
Eli Lilly & Co. ,
Senior Bond, 4.875%, 2/27/53 ........................ United States 15,000 13,756
Senior Note, 4.75%, 2/12/30 ......................... United States 29,000 29,742
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 5,000 5,299
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 50,000 39,519
Novartis Capital Corp. , Senior Bond , 4% , 11/20/45 ..........
United States 80,000 66,818
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 71,000 70,816
Senior Bond, 5.3%, 5/19/53 .......................... United States 8,000 7,558
Senior Note, 4.45%, 5/19/28 ......................... United States 6,000 6,049
Royalty Pharma plc , Senior Note , 5.15% , 9/02/29 ...........
United States 20,000 20,426
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 25,000 23,832

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 9,000 $ 8,092
312,390
Professional Services 0.1%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 15,000 15,498
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 35,000 35,863
51,361
Real Estate Management & Development 0.0%
†
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 12,000 11,222
Semiconductors & Semiconductor Equipment 0.3%
Broadcom Corp. / Broadcom Cayman Finance Ltd. ,
Senior Note, 3.875%, 1/15/27 ........................ United States 73,000 72,524
Senior Note, 3.5%, 1/15/28 .......................... United States 90,000 88,321
Broadcom, Inc. ,
Senior Note, 3.459%, 9/15/26 ........................ United States 25,000 24,774
Senior Note, 5.05%, 7/12/29 ......................... United States 10,000 10,244
Senior Note, 5.05%, 4/15/30 ......................... United States 10,000 10,247
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 10,000 10,047
216,157
Software 0.1%
Atlassian Corp. ,
Senior Bond, 5.5%, 5/15/34 .......................... United States 4,000 4,109
Senior Note, 5.25%, 5/15/29 ......................... United States 16,000 16,434
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 25,000 25,010
b
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 5,000 5,187
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 10,000 10,100
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 15,000 14,180
Oracle Corp. ,
Senior Bond, 2.65%, 7/15/26 ......................... United States 7,000 6,876
Senior Bond, 2.875%, 3/25/31 ........................ United States 45,000 41,059
Senior Bond, 5.375%, 7/15/40 ........................ United States 35,000 34,210
Senior Bond, 4%, 11/15/47 .......................... United States 50,000 38,305
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 10,000 9,713
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 30,000 26,010
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 20,000 20,284
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 15,000 15,573
267,050
Specialized REITs 0.3%
American Tower Corp. ,
Senior Bond, 2.7%, 4/15/31 .......................... United States 5,000 4,486
Senior Note, 2.75%, 1/15/27 ......................... United States 125,000 122,072
Senior Note, 4.9%, 3/15/30 .......................... United States 10,000 10,146
Crown Castle, Inc. ,
Senior Bond, 3.7%, 6/15/26 .......................... United States 12,000 11,899
Senior Bond, 3.65%, 9/01/27 ......................... United States 34,000 33,426
Senior Bond, 3.8%, 2/15/28 .......................... United States 25,000 24,566
Senior Note, 1.05%, 7/15/26 ......................... United States 23,000 22,157

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 25,000 $ 25,723
254,475
Specialty Retail 0.1%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 20,000 20,770
b,f
BCPE Ulysses Intermediate, Inc. , Senior Note , 144A, PIK, 7.75% ,
4/01/27 ......................................... United States 5,000 4,836
b,f
Carvana Co. ,
Senior Secured Note, 144A, PIK, 9%, 12/01/28 ........... United States 8,594 8,824
Senior Secured Note, 144A, PIK, 9%, 6/01/31 ............ United States 10,000 11,327
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....
United States 20,000 17,937
Home Depot, Inc. (The) ,
Senior Bond, 4.95%, 6/25/34 ......................... United States 20,000 20,252
Senior Bond, 5.3%, 6/25/54 .......................... United States 20,000 19,217
b
Specialty Building Products Holdings LLC / SBP Finance Corp. ,
Senior Secured Note , 144A, 7.75% , 10/15/29 ............. United States 5,000 4,918
b
White Cap Buyer LLC , Senior Note , 144A, 6.875% , 10/15/28 ... United States 20,000 19,985
128,066
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc. ,
Senior Bond, 3.85%, 5/04/43 ......................... United States 27,000 22,630
Senior Bond, 4.375%, 5/13/45 ........................ United States 64,000 56,584
Senior Bond, 3.95%, 8/08/52 ......................... United States 20,000 15,953
Hewlett Packard Enterprise Co. ,
Senior Bond, 5%, 10/15/34 .......................... United States 5,000 4,852
Senior Bond, 5.6%, 10/15/54 ......................... United States 11,000 10,167
Senior Note, 4.55%, 10/15/29 ........................ United States 34,000 33,838
Senior Note, 4.85%, 10/15/31 ........................ United States 10,000 9,979
b
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A,
5.875% , 7/15/30 ................................... United States 15,000 15,261
Seagate HDD Cayman , Senior Note , 3.125% , 7/15/29 ........
United States 5,000 4,532
173,796
Textiles, Apparel & Luxury Goods 0.0%
†
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 10,000 9,549
b
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 .......... United States 15,000 15,896
b
Levi Strauss & Co. , Senior Bond , 144A, 3.5% , 3/01/31 ....... United States 20,000 18,321
PVH Corp. , Senior Note , 5.5% , 6/13/30 ...................
United States 20,000 20,150
b
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 10,000 10,152
74,068
Tobacco 0.2%
Philip Morris International, Inc. ,
Senior Note, 4.875%, 2/13/29 ........................ United States 60,000 61,079
Senior Note, 5.125%, 2/15/30 ........................ United States 43,000 44,257
Senior Note, 4.375%, 4/30/30 ........................ United States 30,000 29,936
Senior Note, 4.75%, 11/01/31 ........................ United States 15,000 15,120
150,392
Trading Companies & Distributors 0.3%
Air Lease Corp. ,
Senior Bond, 4.625%, 10/01/28 ....................... United States 23,000 23,161
Senior Bond, 3.25%, 10/01/29 ........................ United States 3,000 2,859

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
Air Lease Corp., (continued)
Senior Note, 5.3%, 6/25/26 .......................... United States 48,000 $ 48,329
Senior Note, 5.85%, 12/15/27 ........................ United States 15,000 15,521
Senior Note, 2.1%, 9/01/28 .......................... United States 65,000 60,709
b
Aircastle Ltd. ,
Senior Note, 144A, 5.25%, 8/11/25 .................... United States 25,000 24,999
Senior Note, 144A, 6.5%, 7/18/28 ..................... United States 15,000 15,667
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 15,000 14,604
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 15,000 15,865
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 10,000 10,640
b
Foundation Building Materials, Inc. , Senior Note , 144A, 6% ,
3/01/29 ......................................... United States 15,000 13,771
b
Herc Holdings, Inc. ,
Senior Note, 144A, 5.5%, 7/15/27 ..................... United States 10,000 10,009
Senior Note, 144A, 6.625%, 6/15/29 ................... United States 5,000 5,134
Senior Note, 144A, 7%, 6/15/30 ...................... United States 5,000 5,225
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 10,000 9,661
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 20,000 20,654
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 10,000 10,313
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 5,000 5,150
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 15,000 15,606
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 5,000 5,172
333,049
Wireless Telecommunication Services 0.3%
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 65,000 65,936
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 ........................ United States 10,000 9,106
Senior Bond, 2.25%, 11/15/31 ........................ United States 60,000 52,044
Senior Bond, 5.05%, 7/15/33 ......................... United States 15,000 15,108
Senior Note, 3.75%, 4/15/27 ......................... United States 78,000 77,221
Senior Note, 3.375%, 4/15/29 ........................ United States 15,000 14,443
Senior Note, 3.875%, 4/15/30 ........................ United States 7,000 6,801
Senior Note, 5.125%, 5/15/32 ........................ United States 10,000 10,202
250,861
Total Corporate Bonds (Cost $13,394,828) ....................................
13,111,913
g
Senior Floating Rate Interests 0.3%
h
Automobile Components 0.0%
†
Clarios Global LP, First Lien, Amendment No. 6 Dollar CME Term
Loan, 7.077%, (1-month SOFR + 2.75%), 1/28/32 ......... United States 6,739 6,754
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 8.191%, (1-month SOFR + 3.75%), 10/04/28 ........ United States 9,923 9,520
16,274
a a a a a a
Building Products 0.0%
†
h
CP Atlas Buyer, Inc., First Lien, CME Term Loan, B, 8.177%,
(1-month SOFR + 3.75%), 11/23/27 .................... United States 10,425 10,413

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
h
Chemicals 0.0%
†
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.864%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 10,588 $ 10,390
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 7.51%, (3-month SOFR + 3.25%), 4/03/28 ... Netherlands 12,195 12,268
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.55%, (3-month SOFR + 3.25%), 4/03/28 ... Netherlands 4,925 4,954
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan,
8.642%, (3-month SOFR + 4.25%), 4/23/29 .............. United States 4,836 4,235
31,847
a a a a a a
Commercial Services & Supplies 0.0%
†
h
Madison IAQ LLC, First Lien, Initial CME Term Loan, 6.762%,
(6-month SOFR + 2.5%), 6/21/28 ...................... United States 4,873 4,882
Communications Equipment 0.1%
e,h
CommScope, Inc., First Lien, Initial CME Term Loan, 9.577%,
(1-month SOFR + 5.25%), 12/18/29 .................... United States 15,000 15,205
Containers & Packaging 0.0%
†
h
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.227%, (6-month SOFR + 4.725%), 2/09/26 ...... Luxembourg 9,612 8,919
Distributors 0.0%
†
h
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 8.296%, (3-month SOFR + 4%), 11/30/30 ........... United States 3,715 3,732
Diversified Consumer Services 0.0%
†
h
Ascend Learning LLC, Second Lien, Initial CME Term Loan,
10.177%, (1-month SOFR + 5.75%), 12/10/29 ............ United States 2,351 2,360
Electrical Equipment 0.0%
†
h
Vertiv Group Corp., First Lien, Amendment No. 5 CME Term Loan,
B3, 6.074%, (1-month SOFR + 1.75%), 3/02/27 ........... United States 14,010 14,041
h
Health Care Equipment & Supplies 0.0%
†
Bausch + Lomb Corp., First Lien, Initial CME Term Loan, 7.679%,
(1-month SOFR + 3.25%), 5/10/27 ..................... United States 4,937 4,934
Medline Borrower LP, First Lien, Dollar Incremental CME Term
Loan, 6.577%, (1-month SOFR + 2.25%), 10/23/28 ........ United States 4,486 4,496
9,430
a a a a a a
h
Hotels, Restaurants & Leisure 0.1%
e
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
7.827%, (1-month SOFR + 3.5%), 1/29/29 ............... United States 14,885 14,886
Great Canadian Gaming Corp., First Lien, CME Term Loan, B,
9.074%, (3-month SOFR + 4.75%), 11/01/29 ............. Canada 5,000 4,895
IRB Holding Corp., First Lien, 2024 Second Replacement CME
Term Loan, B, 6.827%, (1-month SOFR + 2.5%), 12/15/27 ... United States 9,727 9,737
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 7.285%, (3-month SOFR + 3%), 4/04/29 ... United States 4,950 4,951
34,469
a a a a a a
IT Services 0.0%
†
h
Fortress Intermediate 3, Inc., First Lien, Initial CME Term Loan,
7.827%, (1-month SOFR + 3.5%), 6/27/31 ............... United States 9,925 9,962

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
Machinery 0.0%
†
h
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, 7.327%, (1-month SOFR + 3%), 10/23/28 ...... United States 4,987 $ 5,012
h
Media 0.1%
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 8.441%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 3,031 3,013
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.791%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 15,797 15,703
18,716
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
h
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 7.563%, (1-month SOFR + 3.25%), 6/13/30 . United States 2,000 2,008
Paper & Forest Products 0.0%
†
h
Glatfelter Corp., First Lien, CME Term Loan, 8.583%, (3-month
SOFR + 4.25%), 11/04/31 ........................... United States 4,963 4,882
Passenger Airlines 0.0%
†
h
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.522%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 14,083 14,012
h
Pharmaceuticals 0.0%
†
1261229 BC Ltd., First Lien, Initial CME Term Loan, 10.561%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 5,000 4,833
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 8.327%, (1-month SOFR + 4%), 4/23/31 ....... United States 12,903 12,911
17,744
a a a a a a
h
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 7.796%, (3-month SOFR + 3.5%), 3/30/29 ........ United States 3,650 3,658
Rocket Software, Inc., First Lien, CME Term Loan, 8.577%,
(1-month SOFR + 4.25%), 11/28/28 .................... United States 8,888 8,918
12,576
a a a a a a
h
Specialty Retail 0.0%
†
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan, 8.162%, (1-month SOFR + 3.75%), 6/06/31 . United States 4,937 4,629
PetSmart LLC, First Lien, Initial CME Term Loan, 8.177%,
(1-month SOFR + 3.75%), 2/11/28 ..................... United States 8,598 8,528
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
7.577%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 9,605 9,567
22,724
a a a a a a
h
Textiles, Apparel & Luxury Goods 0.0%
†
e
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B,
7.316%, (12-month SOFR + 3.25%), 6/25/32 ............. United States 505 509
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.776%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 9,900 9,311
9,820
a a a a a a
Trading Companies & Distributors 0.0%
†
h
Foundation Building Materials, Inc., First Lien, CME Term Loan,
8.28%, (3-month SOFR + 4%), 1/29/31 ................. United States 14,887 14,616

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
g
Senior Floating Rate Interests
(continued)
Wireless Telecommunication Services 0.0%
†
h
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.827%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 9,875 $ 9,413
Total Senior Floating Rate Interests (Cost $294,321) ...........................
293,057
Foreign Government and Agency Securities 0.3%
Brazil Government Bond , Senior Bond , 8.25% , 1/20/34 .......
Brazil 30,000 34,268
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 2,000 1,957
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 3,000 EUR 3,668
Ecopetrol SA , Senior Bond , 6.875% , 4/29/30 ...............
Colombia 20,000 19,834
Mexico Government Bond , A , Senior Bond , 6.75% , 9/27/34 ....
Mexico 60,000 63,840
Panama Government Bond , Senior Bond , 9.375% , 4/01/29 ....
Panama 25,000 28,286
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 40,000 35,926
Petroleos Mexicanos , Senior Note , 6.49% , 1/23/27 ..........
Mexico 20,000 19,912
Philippines Government Bond , Senior Bond , 9.5% , 2/02/30 ....
Philippines 20,000 24,150
Poland Government Bond , 4.875% , 2/12/30 ...............
Poland 30,000 30,623
b
Romania Government Bond , Senior Bond , 144A, 6.375% , 1/30/34 Romania 16,000 15,701
Uruguay Government Bond ,
Senior Bond, 7.875%, 1/15/33 ........................ Uruguay 25,000 29,728
Senior Bond, 7.625%, 3/21/36 ........................ Uruguay 10,000 11,958
Total Foreign Government and Agency Securities (Cost $317,092) ..............
319,851
Asset-Backed Securities 0.1%
Consumer Staples Distribution & Retail 0.1%
CVS Pass-Through Trust ,
6.036%, 12/10/28 .................................. United States 1,253 1,271
b
2013, 144A, 4.704%, 1/10/36 ......................... United States 30,401 29,144
30,415
a a a a a a
Financial Services 0.0%
†
h
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 5.234% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 11,510 11,522
h
New Century Home Equity Loan Trust , 2003-4 , M1 , FRN , 5.559% ,
( 1-month SOFR + 1.239% ), 10/25/33 . .................. United States 18,020 18,027
h
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 5.484% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 8,538 8,442
b,h
Ready Capital Mortgage Financing LLC , 2021-FL7 , A , 144A,
FRN , 5.634% , ( 1-month SOFR + 1.314% ), 11/25/36 . ....... United States 6,003 6,017
44,008
a a a a a a
Total Asset-Backed Securities (Cost $74,528) .................................
74,423
Commercial Mortgage-Backed Securities 0.7%
Financial Services 0.7%
i
Banc of America Commercial Mortgage Trust , 2015-UBS7 , AS ,
FRN , 3.989% , 9/15/48 .............................. United States 14,000 13,921
Barclays Commercial Mortgage Trust , 2019-C3 , C , 4.178% ,
5/15/52 ......................................... United States 10,000 8,852
i
CD Mortgage Trust , 2017-CD6 , B , FRN , 3.911% , 11/13/50 ..... United States 14,000 13,315
i
CFCRE Commercial Mortgage Trust , 2017-C8 , B , FRN , 4.199% ,
6/15/50 ......................................... United States 14,000 13,431

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Citigroup Commercial Mortgage Trust , 2016-C3 , A4 , 3.154% ,
11/15/49 ........................................ United States 21,000 $ 20,542
COMM Mortgage Trust ,
i
2012-LC4, C, FRN, 5.69%, 12/10/44 ................... United States 6,708 6,283
i
2013-CR13, C, FRN, 5.109%, 11/10/46 ................. United States 5,288 4,966
i
2014-CR17, C, FRN, 4.941%, 5/10/47 .................. United States 25,000 22,927
2014-UBS3, AM, 4.012%, 6/10/47 ..................... United States 8,694 8,345
i
2014-UBS6, C, FRN, 4.557%, 12/10/47 ................. United States 6,915 6,832
i
2015-CR22, AM, FRN, 3.603%, 3/10/48 ................. United States 12,311 12,108
i
2015-LC19, B, FRN, 3.829%, 2/10/48 ................... United States 28,000 27,657
i
2015-LC21, B, FRN, 4.518%, 7/10/48 ................... United States 8,727 8,662
b,i,j
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.03% , 1/15/49 .......................... United States 454,707 82
CSAIL Commercial Mortgage Trust ,
i
2015-C1, B, FRN, 3.959%, 4/15/50 .................... United States 30,000 28,728
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 16,000 15,513
i
2016-C7, AS, FRN, 3.958%, 11/15/49 ................... United States 15,000 14,634
2019-C17, AS, 3.278%, 9/15/52 ....................... United States 13,000 11,787
i,j
2020-C19, XA, IO, FRN, 1.206%, 3/15/53 ................ United States 1,019,215 38,948
i,j
CSMC Trust , 2016-NXSR , XA , IO, FRN , 0.783% , 12/15/49 .... United States 784,820 3,878
i
GS Mortgage Securities Trust , 2015-GC32 , B , FRN , 4.543% ,
7/10/48 ......................................... United States 73,000 72,598
i
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, C, FRN, 4.915%, 6/15/51 .................... United States 11,000 9,908
j
2018-C8, XA, IO, FRN, 0.747%, 6/15/51 ................. United States 841,252 11,366
Morgan Stanley Bank of America Merrill Lynch Trust ,
b,i
2012-C5, E, 144A, FRN, 4.8%, 8/15/45 ................. United States 14,381 14,109
i
2013-C10, B, FRN, 4.112%, 7/15/46 .................... United States 11,791 11,136
2014-C19, C, 4%, 12/15/47 .......................... United States 7,881 7,643
i
2015-C22, C, FRN, 4.191%, 4/15/48 ................... United States 31,000 26,951
i
2015-C24, B, FRN, 4.449%, 5/15/48 ................... United States 10,000 9,954
i
2015-C25, B, FRN, 4.66%, 10/15/48 ................... United States 37,000 36,441
i,j
2015-C26, XA, IO, FRN, 0.945%, 10/15/48 ............... United States 295,329 6
i
2016-C32, AS, FRN, 3.994%, 12/15/49 ................. United States 22,000 21,628
i
Morgan Stanley Capital I Trust ,
2015-UBS8, B, FRN, 4.315%, 12/15/48 ................. United States 16,000 15,376
j
2018-H3, XA, IO, FRN, 0.962%, 7/15/51 ................. United States 1,257,469 24,011
Wells Fargo Commercial Mortgage Trust ,
2015-C31, AS, 4.049%, 11/15/48 ...................... United States 17,000 16,888
i
2015-LC20, C, FRN, 4.056%, 4/15/50 .................. United States 8,483 8,173
i
2015-SG1, B, FRN, 4.568%, 9/15/48 ................... United States 14,000 13,529
i
2016-NXS5, C, FRN, 5.119%, 1/15/59 .................. United States 10,000 9,547
i
2020-C57, C, FRN, 4.157%, 8/15/53 ................... United States 16,000 14,722
i
WFRBS Commercial Mortgage Trust ,
b,k
2011-C3, D, 144A, FRN, 5.415%, 3/15/44 ............... United States 8,056 2,719
2013-C11, C, FRN, 4.145%, 3/15/45 ................... United States 47,000 44,989
b
2013-C15, D, 144A, FRN, 4.286%, 8/15/46 .............. United States 9,951 5,124
658,229
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $685,700) .................
658,229
Mortgage-Backed Securities 9.9%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Pool, 30 Year, 3%, 1/01/48 ...................... United States 523,136 461,922

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ..................... United States 11,786 $ 12,186
474,108
Federal National Mortgage Association (FNMA) Fixed Rate 7.1%
FNMA, 4%, 1/01/57 .................................. United States 29,414 27,462
FNMA, 30 Year, 2.5%, 7/01/51 ......................... United States 729,081 605,311
FNMA, 30 Year, 3%, 4/01/46 - 11/01/48 ................... United States 337,526 298,723
FNMA, 30 Year, 5%, 9/01/52 ........................... United States 777,651 765,306
l
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/40 ..... United States 1,000,000 933,932
l
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/55 ..... United States 2,000,000 1,658,566
l
Uniform Mortgage-Backed Securities, 3.5%, TBA, 7/25/55 ..... United States 1,000,000 900,440
l
Uniform Mortgage-Backed Securities, 5%, TBA, 7/25/55 ...... United States 2,000,000 1,960,269
7,150,009
Government National Mortgage Association (GNMA) Fixed Rate 2.3%
GNMA II, 30 Year, 5.5%, 7/20/53 ........................ United States 434,919 442,945
GNMA II, Single-family, 30 Year, 3%, 8/20/49 - 4/20/51 ....... United States 802,752 712,993
l
GNMA II, Single-family, 30 Year, 3%, 7/15/55 ............... United States 1,000,000 884,672
GNMA II, Single-family, 30 Year, 5.5%, 6/20/53 - 7/20/53 ...... United States 227,134 229,582
GNMA II, Single-family, 30 Year, 6.5%, 5/20/37 - 11/20/39 ..... United States 85,306 90,000
2,360,192
Total Mortgage-Backed Securities (Cost $10,242,510) ..........................
9,984,309
Residential Mortgage-Backed Securities 0.8%
Financial Services 0.8%
b
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 59,233 60,247
h
Alternative Loan Trust ,
2006-OA10, 4A1, FRN, 4.814%, (1-month SOFR + 0.494%),
8/25/46 ......................................... United States 57,821 49,454
2006-OA7, 1A2, FRN, 5.339%, (12-month average of 1-year
CMT + 0.94%), 6/25/46 ............................. United States 33,877 33,257
b,h
Chase Home Lending Mortgage Trust , 2024-11 , A11 , 144A, FRN ,
5.555% , ( 30-day SOFR Average + 1.25% ), 11/25/55 ........ United States 45,440 45,482
i
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 6.259% ,
5/25/35 ......................................... United States 3,635 3,591
b,h
Connecticut Avenue Securities Trust ,
2024-R06, 1A1, 144A, FRN, 5.455%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 9,761 9,800
2025-R02, 1A1, 144A, FRN, 5.306%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 9,838 9,850
2025-R02, 1M1, 144A, FRN, 5.456%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 12,944 12,960
2025-R03, 2A1, 144A, FRN, 5.755%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 9,125 9,184
2025-R04, 1M1, 144A, FRN, 5.505%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 15,470 15,509
b,i
Ellington Financial Mortgage Trust , 2020-2 , A2 , 144A, FRN ,
1.486% , 10/25/65 .................................. United States 17,346 16,319
b,i
FHLMC Seasoned Credit Risk Transfer Trust , 2017-2 , M1 , 144A,
FRN , 4% , 8/25/56 ................................. United States 10,828 10,780
b,h
FHLMC STACR REMIC Trust ,
2022-DNA2, M1A, 144A, FRN, 5.605%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 26,585 26,606
2022-DNA5, M1A, 144A, FRN, 7.255%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 8,445 8,637

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,h
FHLMC STACR REMIC Trust, (continued)
2025-DNA1, A1, 144A, FRN, 5.255%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 41,075 $ 41,034
h
FNMA Connecticut Avenue Securities ,
2016-C01, 1M2, FRN, 11.17%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 17,222 17,730
2016-C01, 2M2, FRN, 11.37%, (30-day SOFR Average +
7.064%), 8/25/28 .................................. United States 10,336 10,637
2016-C03, 2M2, FRN, 10.32%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 2,099 2,157
2016-C05, 2M2, FRN, 8.87%, (30-day SOFR Average +
4.564%), 1/25/29 .................................. United States 29,600 30,323
2016-C06, 1M2, FRN, 8.67%, (30-day SOFR Average +
4.364%), 4/25/29 .................................. United States 21,361 21,939
2016-C07, 2M2, FRN, 8.77%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 50,591 52,231
2017-C02, 2M2C, FRN, 8.07%, (30-day SOFR Average +
3.764%), 9/25/29 .................................. United States 55,078 55,887
b,h
J.P. Morgan Mortgage Trust , 2025-1 , A11 , 144A, FRN , 5.555% ,
( 30-day SOFR Average + 1.25% ), 6/25/55 ............... United States 55,200 55,252
b,i
RMF Buyout Issuance Trust , 2020-HB1 , A1 , 144A, FRN , 1.719% ,
10/25/50 ........................................ United States 41,717 39,082
b
Verus Securitization Trust , 2020-5 , A2 , 144A, 2.578% , 5/25/65 . United States 20,437 19,767
b,i
Visio Trust , 2020-1 , A3 , 144A, FRN , 3.521% , 8/25/55 ........ United States 117,000 111,232
h
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR9 ,
A1C3 , FRN , 5.394% , ( 1-month SOFR + 1.074% ), 7/25/45 ... United States 12,923 12,990
781,937
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $784,001) ..................
781,937
Agency Commercial Mortgage-Backed Securities 0.1%
Financial Services 0.1%
h
FHLMC ,
3065, DC, FRN, 6.605%, (30-day SOFR Average + 19.517%),
3/15/35 ......................................... United States 7,203 7,475
3408, EK, FRN, 8.014%, (30-day SOFR Average + 25.332%),
4/15/37 ......................................... United States 2,894 3,368
h
FNMA ,
2024-89, FA, FRN, 5.505%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 22,111 22,168
2025-41, FA, FRN, 5.455%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 14,781 14,804
GNMA ,
i,j
2015-H26, DI, IO, FRN, 2.346%, 10/20/65 ............... United States 68,271 3,109
h
2024-78, QF, FRN, 5.402%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 22,059 22,139
73,063
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $76,289) ..........
73,063
Total Long Term Investments (Cost $67,623,510) ..............................
95,850,136
a

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments 10.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.9%
m,n
U.S. Treasury Bills, 4.22%, 10/02/25 ..................... United States 900,000 $ 890,187
Total U.S. Government and Agency Securities (Cost $890,644) ..................
890,187
Shares
Money Market Funds 9.6%
o,p
Putnam Short Term Investment Fund, Class P, 4.581% ....... United States 9,658,180 9,658,180
Total Money Market Funds (Cost $9,658,180) .................................
9,658,180
Total Short Term Investments (Cost $10,548,824 ) ..............................
10,548,367
a
Total Investments (Cost $78,172,334) 105.7% .................................
$106,398,503
TBA Sale Commitments (2.0)% ..............................................
(2,032,560)
Other Assets, less Liabilities (3.7)% .........................................
(3,660,358)
Net Assets 100.0% .........................................................
$100,705,585
a a a
Principal
Amount
*
q
TBA Sale Commitments (2.0)%
Mortgage-Backed Securities (2.0)%
Federal National Mortgage Association (FNMA) Fixed Rate (2.0)%
Uniform Mortgage-Backed Securities ,
5.5%, TBA, 7/25/55 ................................ United States (1,000,000) (999,927)
6.5%, TBA, 7/25/55 ................................ United States (1,000,000) (1,032,633)
(2,032,560)
Total TBA Sale Commitments (Proceeds $(2,013,906)) .........................
$(2,032,560)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2025, the Fund had the following futures contracts outstanding. See Note 1(e).
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2025, the aggregate value of these securities was $5,059,353, representing 5.0% of net assets.
c
Perpetual security with no stated maturity date.
d
The coupon rate shown represents the rate at period end.
e
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
f
Income may be received in additional securities and/or cash.
g
See Note 1 ( g ) regarding senior floating rate interests.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
l
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
m
The rate shown represents the yield at period end.
n
A portion or all of the security has been segregated as collateral for certain derivative contracts. At June 30, 2025, the value of this security pledged amounted to $877,329, representing 0.9% net assets.
o
See Note 3 ( f ) regarding investments in affiliated management investment companies.
p
The rate shown is the annualized seven-day effective yield at period end.
q
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1(d).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
Russell 2000 E-Mini Index ...................... Long 23 $ 2,520,455 9/19/25 $ 84,536
S&P 500 E-Mini Index ......................... Short 41 12,820,188 9/19/25 (453,246)
S&P MidCap 400 E-Mini Index .................. Long 1 312,550 9/19/25 38
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 3 336,375 9/19/25 (4,348)
U.S. Treasury 2 Year Notes ..................... Long 27 5,616,633 9/30/25 19,554
U.S. Treasury 5 Year Notes ..................... Long 36 3,924,000 9/30/25 40,211
U.S. Treasury Long Bonds ..................... Long 21 2,424,844 9/19/25 66,043
U.S. Treasury Ultra Bonds ...................... Long 9 1,072,125 9/19/25 34,648
Total Futures Contracts ...................................................................... $(212,564)
*
As of period end.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(e).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BZWS Buy 64,600 40,746 7/16/25 $ 1,781 $ —
Australian Dollar .... CITI Buy 38,500 24,283 7/16/25 1,062 —
Australian Dollar .... MSCO Buy 150,400 95,458 7/16/25 3,553 —
Australian Dollar .... MSCO Sell 60,300 39,413 7/16/25 — (284)
Australian Dollar .... SSBT Buy 117,800 74,521 7/16/25 3,029 —
Australian Dollar .... SSBT Sell 75,100 48,449 7/16/25 — (991)
Australian Dollar .... TDOM Sell 268,800 171,219 7/16/25 — (5,736)
Australian Dollar .... UBSW Buy 37,000 23,338 7/16/25 1,019 —
Australian Dollar .... WPAC Buy 98,700 62,289 7/16/25 2,686 —
Canadian Dollar .... BOFA Buy 17,000 11,942 7/16/25 551 —
Canadian Dollar .... MSCO Buy 100 70 7/16/25 3 —
Canadian Dollar .... WPAC Buy 28,300 19,876 7/16/25 922 —
Israeli New Shekel .. BOFA Sell 36,300 9,849 7/16/25 — (929)
Israeli New Shekel .. BZWS Buy 24,100 6,555 7/16/25 600 —
Israeli New Shekel .. BZWS Sell 27,600 7,489 7/16/25 — (706)
Israeli New Shekel .. GSCO Buy 12,100 3,422 7/16/25 171 —
Israeli New Shekel .. GSCO Sell 656,200 178,077 7/16/25 — (16,751)
Israeli New Shekel .. HSBK Buy 93,200 26,317 7/16/25 1,355 —
Israeli New Shekel .. UBSW Sell 38,600 10,471 7/16/25 — (989)
New Zealand Dollar . MSCO Buy 14,300 8,465 7/16/25 256 —
Hong Kong Dollar ... BZWS Buy 47,900 6,185 8/20/25 — (53)
Hong Kong Dollar ... CITI Buy 18,800 2,429 8/20/25 — (22)
Hong Kong Dollar ... GSCO Buy 32,900 4,211 8/20/25 — —
Hong Kong Dollar ... HSBK Sell 361,000 46,487 8/20/25 275 —
Hong Kong Dollar ... MSCO Buy 26,300 3,386 8/20/25 — (20)
Hong Kong Dollar ... SSBT Buy 24,400 3,151 8/20/25 — (28)
Japanese Yen ...... BOFA Buy 10,912,800 76,019 8/20/25 198 —
Japanese Yen ...... BZWS Buy 2,661,400 18,169 8/20/25 419 —
Japanese Yen ...... BZWS Sell 2,652,700 18,464 8/20/25 — (63)
Japanese Yen ...... CITI Buy 1,143,700 7,809 8/20/25 179 —
Japanese Yen ...... HSBK Buy 5,756,600 40,467 8/20/25 — (261)
Japanese Yen ...... MSCO Buy 4,437,000 30,926 8/20/25 63 —
Japanese Yen ...... SSBT Buy 2,588,000 17,668 8/20/25 408 —
Japanese Yen ...... UBSW Buy 2,132,300 14,557 8/20/25 336 —
Singapore Dollar .... BOFA Buy 7,100 5,470 8/20/25 135 —
Singapore Dollar .... BZWS Buy 1,400 1,096 8/20/25 10 —
Singapore Dollar .... HSBK Buy 93,300 71,873 8/20/25 1,782 —
Singapore Dollar .... MSCO Buy 6,800 5,238 8/20/25 130 —
Singapore Dollar .... SSBT Buy 165,000 127,101 8/20/25 3,157 —
British Pound ...... BZWS Buy 30,800 41,592 9/17/25 707 —
British Pound ...... GSCO Sell 160,900 217,147 9/17/25 — (3,823)
British Pound ...... HSBK Buy 1,000 1,373 9/17/25 1 —
British Pound ...... SSBT Buy 26,300 36,095 9/17/25 23 —
Danish Krone ...... BOFA Buy 425,700 65,859 9/17/25 1,749 —
Danish Krone ...... CITI Sell 71,200 10,949 9/17/25 — (358)
Danish Krone ...... JPHQ Sell 48,100 7,397 9/17/25 — (242)
Danish Krone ...... MSCO Sell 115,800 17,808 9/17/25 — (583)
Danish Krone ...... SSBT Sell 180,900 27,821 9/17/25 — (909)
Danish Krone ...... UBSW Buy 36,200 5,733 9/17/25 16 —
Euro ............. CITI Sell 62,100 71,223 9/17/25 — (2,310)
Euro ............. HSBK Buy 1,500 1,777 9/17/25 — (1)
Euro ............. MSCO Buy 23,200 27,435 9/17/25 36 —
Euro ............. MSCO Sell 82,700 94,912 9/17/25 — (3,012)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. SSBT Buy 42,700 50,484 9/17/25 $ 78 $ —
Norwegian Krone ... HSBK Buy 30,000 2,966 9/17/25 12 —
Norwegian Krone ... JPHQ Sell 1,947,900 192,058 9/17/25 — (1,291)
Norwegian Krone ... MSCO Sell 139,900 13,798 9/17/25 — (88)
Norwegian Krone ... UBSW Sell 70,300 6,931 9/17/25 — (47)
Swedish Krona ..... BZWS Buy 735,900 77,180 9/17/25 1,005 —
Swedish Krona ..... HSBK Buy 966,700 101,330 9/17/25 1,377 —
Swedish Krona ..... MSCO Buy 156,000 16,355 9/17/25 219 —
Swedish Krona ..... SSBT Buy 314,700 32,985 9/17/25 450 —
Swiss Franc ....... BZWS Buy 16,100 19,840 9/17/25 652 —
Swiss Franc ....... GSCO Sell 14,600 18,007 9/17/25 — (576)
Swiss Franc ....... JPHQ Buy 5,300 6,530 9/17/25 216 —
Swiss Franc ....... MSCO Buy 55,100 67,969 9/17/25 2,162 —
Swiss Franc ....... SSBT Buy 94,600 117,060 9/17/25 3,346 —
Total Forward Exchange Contracts ................................................... $36,129 $(40,073)
Net unrealized appreciation (depreciation) ............................................ $(3,944)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At June 30, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1(e).
At June 30, 2025, the Fund had the following interest rate swap contracts outstanding. See Note 1(e).
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
(a)
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
(b)
Centrally Cleared Swap Contracts
Contracts to Sell Protection
(c)(d)
Traded Index
CDX.NA.HY.44 . 5.00% Quarterly 6/20/30 1,248,000 $ 95,783 $ 60,186 $ 35,597
Non-
Investment
Grade
CDX.NA.IG.44 .. 1.00% Quarterly 6/20/30 4,186,000 93,989 68,740 25,249
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $189,772 $128,926 $60,846
OTC Swap Contracts
Contracts to Buy Protection
(c)
Traded Index
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 21,000 690 3,801 (3,111)
CMBX.NA.BBB-.6 (3.00)% Monthly JPHQ 5/11/63 22,000 723 4,906 (4,183)
Contracts to Sell Protection
(c)(d)
Traded Index
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 43,000 (1,413) (2,593) 1,180
Investment
Grade
Total OTC Swap Contracts .............................................. $— $6,114 $(6,114)
Total Credit Default Swap Contracts .................................... $189,772 $ 135,040 $54,732
(a)
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
(b)
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
(c)
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
(d)
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.6% ..... Annual 9/17/27 871,000 $ (4,142) $ 1,438 $ (5,580)
Receive Fixed 3.58% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/27 3,346,000 14,636 4,364 10,272

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2025, the Fund had the following total return swap contracts outstanding. See Note 1(e) .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.63% .... Annual 9/17/30 419,000 $ (4,606) $ (1,431) $ (3,175)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.65% .... Annual 9/17/30 1,858,000 (22,113) 6,363 (28,476)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.9% ..... Annual 9/17/35 99,000 (1,783) (260) (1,523)
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 1,548,000 25,310 4,703 20,607
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.05% .... Annual 9/17/55 37,000 (917) (909) (8)
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 653,000 13,909 815 13,094
Total Interest Rate Swap Contracts ................................. $20,294 $ 15,083 $5,211
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
(a)
GSGLPWDL Index
#
....................
1-day SOFR
+ 0.4% Monthly GSCO 12/17/25 3,991,466 $ 34,792
BCFTDEAL Index
#
....................
1-day SOFR
+ 0.45% At Maturity BZWS 6/11/26 3,046,276 —
Short
(b)
GSGLPWDS Index
#
...................
1-day SOFR
- 0.25% Monthly GSCO 12/17/25 3,819,710 (18,678)
BCFTDEAS Index
#
....................
1-day SOFR
+ 0.25% At Maturity BZWS 6/11/26 3,038,604 —
Total Return Swap Contracts .................................................................... $16,114
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
(a)
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
(b)
The Fund receives a variable financing rate and pays the total return on the underlying instrument.

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Common stocks Sector Shares Value
Percentage
value
A BASKET ( GSGLPWDL ) OF COMMON STOCKS
Eni SpA Energy 1,508 $ 24,353 0.60%
Engie SA Utilities 1,031 24,112 0.60%
Empire Co Ltd Consumer Staples 580 24,006 0.60%
Novartis AG Health Care 197 23,768 0.59%
ConocoPhillips Energy 261 23,449 0.58%
AT&T Inc Communication Services 808 23,385 0.58%
Exxon Mobil Corp Energy 217 23,385 0.58%
Netflix Inc Communication Services 17 23,340 0.58%
Iberdrola SA Utilities 1,219 23,313 0.58%
PayPal Holdings Inc Financials 312 23,216 0.58%
TotalEnergies SE Energy 379 23,193 0.58%
D'ieteren Group Consumer Discretionary 107 22,953 0.57%
Inpex Corp Energy 1,635 22,921 0.57%
Endesa SA Utilities 726 22,902 0.57%
SS&C Technologies Holdings Inc Industrials 275 22,784 0.57%
MSCI Inc Financials 39 22,709 0.56%
Graco Inc Industrials 263 22,627 0.56%
Dai Nippon Printing Co Ltd Industrials 1,484 22,492 0.56%
Amadeus IT Group SA Consumer Discretionary 267 22,434 0.56%
Telenor ASA Communication Services 1,447 22,413 0.56%
Osaka Gas Co Ltd Utilities 876 22,384 0.56%
PepsiCo Inc Consumer Staples 169 22,250 0.55%
Veralto Corp Industrials 220 22,207 0.55%
Weyerhaeuser Co Real Estate 852 21,890 0.54%
Avery Dennison Corp Materials 124 21,742 0.54%
FactSet Research Systems Inc Financials 48 21,392 0.53%
Verisk Analytics Inc Industrials 69 21,345 0.53%
Smiths Group PLC Industrials 693 21,314 0.53%
Kirin Holdings Co Ltd Consumer Staples 1,520 21,253 0.53%
Elisa Oyj Communication Services 384 21,214 0.53%
Automatic Data Processing Inc Industrials 68 21,106 0.52%
Danone SA Consumer Staples 259 21,055 0.52%
George Weston Ltd Consumer Staples 105 20,994 0.52%
Garmin Ltd Consumer Discretionary 100 20,943 0.52%
Chevron Corp Energy 144 20,670 0.51%
Rio Tinto PLC Materials 354 20,610 0.51%
Telia Co AB Communication Services 5,750 20,496 0.51%
Philip Morris International Inc Consumer Staples 112 20,388 0.51%
Fairfax Financial Holdings Ltd Financials 11 20,342 0.51%
Tokyo Gas Co Ltd Utilities 604 20,026 0.50%
BOC Hong Kong Holdings Ltd Financials 4,609 20,022 0.50%
Allegion plc Industrials 139 19,993 0.50%
VeriSign Inc Information Technology 69 19,937 0.50%
Keysight Technologies Inc Information Technology 121 19,908 0.49%
Hartford Insurance Group Inc/The Financials 157 19,872 0.49%
Airbnb Inc Consumer Discretionary 148 19,600 0.49%
Royal Bank of Canada Financials 149 19,581 0.49%
United Utilities Group PLC Utilities 1,195 18,696 0.46%
Crown Holdings Inc Materials 181 18,632 0.46%
Meta Platforms Inc Communication Services 25 18,348 0.46%
A BASKET ( BCFTDEAL ) OF COMMON STOCKS
Booking Holdings Inc Consumer Discretionary 7 38,773 1.27%
Pegasystems Inc Information Technology 716 38,759 1.27%
Netflix Inc Communication Services 29 38,654 1.27%
Virtu Financial Inc Financials 860 38,497 1.26%

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTDEAL) OF COMMON STOCKS (continued)
Axis Capital Holdings Ltd Financials 370 $ 38,404 1.26%
Johnson Controls International plc Industrials 363 38,379 1.26%
Uber Technologies Inc Industrials 411 38,299 1.26%
NRG Energy Inc Utilities 235 37,688 1.24%
Exelixis Inc Health Care 853 37,615 1.24%
Valero Energy Corp Energy 274 36,892 1.21%
Freeport-McMoRan Inc Materials 843 36,528 1.20%
Unum Group Financials 437 35,279 1.16%
Equitable Holdings Inc Financials 628 35,236 1.16%
MGIC Investment Corp Financials 1,248 34,755 1.14%
Cheniere Energy Inc Energy 140 34,125 1.12%
Natera Inc Health Care 200 33,830 1.11%
QUALCOMM Inc Information Technology 212 33,786 1.11%
DoorDash Inc Consumer Discretionary 136 33,600 1.10%
Howmet Aerospace Inc Industrials 179 33,245 1.09%
Spotify Technology SA Communication Services 43 32,805 1.08%
Wintrust Financial Corp Financials 258 31,985 1.05%
American International Group Inc Financials 369 31,578 1.04%
General Motors Co Consumer Discretionary 640 31,515 1.04%
Ventas Inc Real Estate 492 31,039 1.02%
Allison Transmission Holdings Inc Industrials 326 31,013 1.02%
AutoNation Inc Consumer Discretionary 155 30,861 1.01%
State Street Corp Financials 289 30,701 1.01%
Vornado Realty Trust Real Estate 783 29,958 0.98%
Synchrony Financial Financials 444 29,636 0.97%
Cadence Design Systems Inc Information Technology 94 29,061 0.95%
eBay Inc Consumer Discretionary 386 28,753 0.94%
Docusign Inc Information Technology 369 28,703 0.94%
Tapestry Inc Consumer Discretionary 320 28,100 0.92%
Regeneron Pharmaceuticals Inc Health Care 53 27,781 0.91%
Pure Storage Inc Information Technology 470 27,084 0.89%
Curtiss-Wright Corp Industrials 54 26,406 0.87%
Duolingo Inc Consumer Discretionary 64 26,281 0.86%
Arista Networks Inc Information Technology 247 25,264 0.83%
Cirrus Logic Inc Information Technology 237 24,739 0.81%
GoDaddy Inc Information Technology 135 24,238 0.80%
Textron Inc Industrials 302 24,225 0.80%
Meta Platforms Inc Communication Services 33 24,085 0.79%
Jacobs Solutions Inc Industrials 182 23,890 0.78%
Southwest Airlines Co Industrials 735 23,840 0.78%
Toll Brothers Inc Consumer Discretionary 207 23,599 0.78%
Boyd Gaming Corp Consumer Discretionary 299 23,398 0.77%
Applied Materials Inc Information Technology 127 23,313 0.77%
American Tower Corp Real Estate 103 22,755 0.75%
Affiliated Managers Group Inc Financials 115 22,620 0.74%
Louisiana-Pacific Corp Materials 263 22,576 0.74%
A BASKET ( GSGLPWDS ) OF COMMON STOCKS
Keppel Ltd Industrials 3,996 23,279 0.61%
Westlake Corp Materials 299 22,674 0.59%
Infrastrutture Wireless Italiane SpA Communication Services 1,829 22,286 0.58%
Imperial Brands PLC Consumer Staples 565 22,271 0.58%
Ferrovial SE Industrials 414 21,986 0.57%
Air Products and Chemicals Inc Materials 78 21,928 0.57%
Swisscom AG Communication Services 31 21,910 0.57%
Allianz SE Financials 54 21,741 0.57%
Thomson Reuters Corp Industrials 108 21,666 0.56%

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Common stocks Sector Shares Value
Percentage
value
A BASKET (GSGLPWDS) OF COMMON STOCKS (continued)
Orange SA Communication Services 1,424 $ 21,585 0.56%
RELX PLC Industrials 396 21,352 0.56%
Masco Corp Industrials 331 21,308 0.55%
Straumann Holding AG Health Care 164 21,287 0.55%
Coca-Cola Co/The Consumer Staples 300 21,225 0.55%
Realty Income Corp Real Estate 368 21,202 0.55%
Hermes International SCA Consumer Discretionary 8 21,199 0.55%
Investor AB Financials 722 21,182 0.55%
Equifax Inc Industrials 81 21,124 0.55%
Singapore Telecommunications Ltd Communication Services 7,024 21,068 0.55%
Visa Inc Financials 59 20,944 0.55%
International Paper Co Materials 443 20,746 0.54%
Aeon Co Ltd Consumer Staples 668 20,431 0.53%
Waste Connections Inc Industrials 109 20,409 0.53%
Wilmar International Ltd Consumer Staples 8,974 20,222 0.53%
Paychex Inc Industrials 135 19,686 0.51%
Pernod Ricard SA Consumer Staples 198 19,650 0.51%
Haleon PLC Health Care 3,789 19,442 0.51%
Martin Marietta Materials Inc Materials 35 19,253 0.50%
Atmos Energy Corp Utilities 125 19,188 0.50%
Nutrien Ltd Materials 325 18,899 0.49%
EssilorLuxottica SA Health Care 67 18,441 0.48%
Swire Pacific Ltd Industrials 2,106 18,044 0.47%
REA Group Ltd Communication Services 110 17,390 0.45%
SAP SE Information Technology 57 17,268 0.45%
Antofagasta PLC Materials 678 16,809 0.44%
Walmart Inc Consumer Staples 172 16,770 0.44%
Bureau Veritas SA Industrials 487 16,537 0.43%
Royalty Pharma PLC Health Care 459 16,527 0.43%
Saputo Inc Consumer Staples 805 16,444 0.43%
Hess Corp Energy 118 16,397 0.43%
Marriott International Inc/MD Consumer Discretionary 60 16,326 0.43%
Diamondback Energy Inc Energy 118 16,169 0.42%
Redeia Corp SA Utilities 757 16,135 0.42%
Ingersoll Rand Inc Industrials 193 16,083 0.42%
Acciona SA Utilities 89 15,948 0.42%
Metso Oyj Industrials 1,219 15,707 0.41%
CAR Group Ltd Communication Services 634 15,536 0.40%
Southern Co/The Utilities 169 15,533 0.40%
Dominion Energy Inc Utilities 275 15,529 0.40%
Salmar ASA Consumer Staples 359 15,475 0.40%
A BASKET ( BCFTDEAS ) OF COMMON STOCKS
SoFi Technologies Inc Financials 2,205 40,145 1.32%
Royal Caribbean Cruises Ltd Consumer Discretionary 122 38,322 1.26%
Take-Two Interactive Software Inc Communication Services 158 38,314 1.26%
DT Midstream Inc Energy 348 38,236 1.26%
BWX Technologies Inc Industrials 265 38,106 1.25%
Blue Owl Capital Inc Financials 1,947 37,407 1.23%
Diamondback Energy Inc Energy 271 37,232 1.23%
Micron Technology Inc Information Technology 291 35,921 1.18%
Lithia Motors Inc Consumer Discretionary 105 35,375 1.16%
Ares Management Corp Financials 194 33,635 1.11%
Dell Technologies Inc Information Technology 274 33,555 1.10%
Gen Digital Inc Information Technology 1,138 33,466 1.10%
Kinsale Capital Group Inc Financials 69 33,453 1.10%
MKS Inc Information Technology 327 32,447 1.07%

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Global Asset Allocation Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTDEAS) OF COMMON STOCKS (continued)
Air Products and Chemicals Inc Materials 115 $ 32,385 1.07%
Tyler Technologies Inc Information Technology 54 31,839 1.05%
Domino's Pizza Inc Consumer Discretionary 71 31,807 1.05%
Roivant Sciences Ltd Health Care 2,820 31,779 1.05%
Carnival Corp Consumer Discretionary 1,123 31,568 1.04%
Jack Henry & Associates Inc Financials 173 31,226 1.03%
Digital Realty Trust Inc Real Estate 177 30,824 1.01%
Aon PLC Financials 86 30,645 1.01%
Texas Instruments Inc Information Technology 135 27,947 0.92%
Equifax Inc Industrials 105 27,304 0.90%
Norwegian Cruise Line Holdings Ltd Consumer Discretionary 1,336 27,100 0.89%
RPM International Inc Materials 241 26,489 0.87%
Watsco Inc Industrials 58 25,749 0.85%
Monolithic Power Systems Inc Information Technology 35 25,289 0.83%
LPL Financial Holdings Inc Financials 67 25,213 0.83%
Affirm Holdings Inc Financials 361 24,932 0.82%
Entegris Inc Information Technology 302 24,325 0.80%
Atmos Energy Corp Utilities 155 23,883 0.79%
Ross Stores Inc Consumer Discretionary 187 23,876 0.79%
Amdocs Ltd Information Technology 260 23,693 0.78%
Expand Energy Corp Energy 201 23,531 0.77%
Royal Gold Inc Materials 131 23,339 0.77%
NIKE Inc Consumer Discretionary 328 23,306 0.77%
NU Holdings Ltd/Cayman Islands Financials 1,692 23,217 0.76%
Avis Budget Group Inc Industrials 134 22,639 0.75%
PTC Inc Information Technology 131 22,516 0.74%
Fox Corp Communication Services 428 22,114 0.73%
Marriott International Inc/MD Consumer Discretionary 81 22,097 0.73%
MicroStrategy Inc Information Technology 54 21,692 0.71%
DR Horton Inc Consumer Discretionary 165 21,247 0.70%
elf Beauty Inc Consumer Staples 170 21,192 0.70%
Somnigroup International Inc Consumer Discretionary 292 19,852 0.65%
Arthur J Gallagher & Co Financials 62 19,840 0.65%
Liberty Broadband Corp Communication Services 202 19,839 0.65%
Healthcare Realty Trust Inc Real Estate 1,230 19,515 0.64%
Bunge Global SA Consumer Staples 241 19,353 0.64%
See Note 8 regarding other derivative information.
See A bbreviations on page 70 .

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Global Asset
Allocation Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $68,514,154
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 9,658,180
Value - Unaffiliated issuers .................................................................. $96,740,323
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 9,658,180
Cash .................................................................................... 41,136
Foreign currency, at value (cost $5,944) .......................................................... 5,950
Receivables:
Investment securities sold ................................................................... 1,148,515
Receivable for sales of TBA securities (Note 1 d ) .................................................. 2,013,906
Capital shares sold ........................................................................ 83,127
Dividends and interest ..................................................................... 411,702
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 154,695
Variation margin on centrally cleared swap contracts ............................................... 7,307
OTC swap contracts (upfront payments ) .......................................................... 8,707
Unrealized appreciation on OTC forward exchange contracts .......................................... 36,129
Unrealized appreciation on OTC swap contracts .................................................... 35,972
Prepaid expenses .......................................................................... 47,964
Total assets .......................................................................... 110,393,613
Liabilities:
Payables:
Investment securities purchased .............................................................. 854,815
Payable for purchases of TBA securities (Note 1 d ) ................................................ 6,235,039
Capital shares redeemed ................................................................... 215,705
Management fees ......................................................................... 47,686
Administrative fees ........................................................................ 390
Distribution fees .......................................................................... 6,521
Transfer agent fees ........................................................................ 16,914
Trustees' fees and expenses ................................................................. 68,103
Variation margin on futures contracts ........................................................... 19,713
OTC swap contracts (upfront receipts ) ........................................................... 2,593
Unrealized depreciation on OTC swap contracts .................................................... 25,972
Unrealized depreciation on OTC forward exchange contracts .......................................... 40,073
TBA sale commitments, at value (proceeds $2,013,906) (Note 1d) ...................................... 2,032,560
Accrued expenses and other liabilities ........................................................... 121,944
Total liabilities ......................................................................... 9,688,028
Net assets, at value ................................................................. $100,705,585
Net assets consist of:
Paid-in capital ............................................................................. $70,639,985
Total distributable earnings (losses) ............................................................. 30,065,600
Net assets, at value ................................................................. $100,705,585

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Global Asset
Allocation Fund
Class IA:
Net assets, at value ....................................................................... $68,408,289
Shares outstanding ........................................................................ 3,777,586
Net asset value and maximum offering price per share
a
............................................. $18.11
Class IB:
Net assets, at value ....................................................................... $32,297,296
Shares outstanding ........................................................................ 1,744,282
Net asset value and maximum offering price per share
a
............................................. $18.52
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Global Asset
Allocation Fund
Investment income:
Dividends: (net of foreign taxes of $24,785)
Unaffiliated issuers ........................................................................ $606,964
Non-controlled affiliates (Note 3 f ) ............................................................. 262,139
Interest:
Unaffiliated issuers ........................................................................ 495,980
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (6)
Non-controlled affiliates (Note 3 f ) ............................................................. 7
Total investment income ................................................................... 1,365,084
Expenses:
Management fees (Note 3 a ) ................................................................... 284,962
Administrative fees (Note 3 b ) .................................................................. 584
Distribution fees: (Note 3c )
    Class IB ................................................................................ 40,940
Transfer agent fees: (Note 3d )
    Class IA ................................................................................ 23,510
    Class IB ................................................................................ 11,464
Custodian fees (Note 4 ) ...................................................................... 32,767
Reports to shareholders fees .................................................................. 8,459
Professional fees ........................................................................... 67,142
Trustees' fees and expenses (Note 3e) ........................................................... 1,735
Other .................................................................................... 822
Total expenses ......................................................................... 472,385
Expense reductions (Note 4 ) ............................................................... (77)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (12,867)
Net expenses ......................................................................... 459,441
Net investment income ................................................................ 905,643
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 3,098,300
Foreign currency transactions ................................................................ (1,939)
Forward exchange contracts ................................................................. 10,840
Futures contracts ......................................................................... (518,518)
TBA sale commitments ..................................................................... 75,683
Swap contracts ........................................................................... 278,960
Net realized gain (loss) .................................................................. 2,943,326
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers and TBA sale commitments ................................................. 2,541,736
Translation of other assets and liabilities denominated in foreign currencies .............................. 4,150
Forward exchange contracts ................................................................. 41,923
Futures contracts ......................................................................... (139,734)
Swap contracts ........................................................................... 101,617
Net change in unrealized appreciation (depreciation) ............................................ 2,549,692
Net realized and unrealized gain (loss) ............................................................ 5,493,018
Net increase (decrease) in net assets resulting from operations .......................................... $6,398,661

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT Global Asset Allocation Fund
Six Months Ended
June 30, 2025
(unaudited)
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $905,643 $1,863,184
Net realized gain (loss) ................................................. 2,943,326 12,622,959
Net change in unrealized appreciation (depreciation) ........................... 2,549,692 1,354,252
Net increase (decrease) in net assets resulting from operations ................ 6,398,661 15,840,395
Distributions to shareholders:
Class IA ............................................................ (9,866,995) (1,703,708)
Class IB ............................................................ (4,541,243) (704,262)
Total distributions to shareholders .......................................... (14,408,238) (2,407,970)
Capital share transactions: (Note 2 )
Class IA ............................................................ 5,546,762 (9,053,859)
Class IB ............................................................ 369,064 (1,814,348)
Total capital share transactions ............................................ 5,915,826 (10,868,207)
Net increase (decrease) in net assets ................................... (2,093,751) 2,564,218
Net assets:
Beginning of period ..................................................... 102,799,336 100,235,118
End of period .......................................................... $100,705,585 $102,799,336

Putnam Variable Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Putnam VT Global Asset Allocation Fund
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Putnam VT
Global Asset Allocation Fund (Fund) is included in this report.
Shares of the Fund are generally sold only to insurance
company separate accounts to fund the benefits of variable
life insurance policies or variable annuity contracts. The
Fund offers two classes of shares: Class IA and Class IB.
Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange
privilege.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System
are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities
are valued as of the close of trading on the foreign stock
exchange on which the security is primarily traded, or as of 4
p.m. Eastern time. The value is then converted into its U.S.
dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued
within the range of the most recent quoted bid and ask
prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2025, the Fund had OTC
derivatives in a net liability position of $11,954.
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
and equity price risk. A futures contract is an agreement
between the Fund and a counterparty to buy or sell an asset
at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value
is accounted for as a variation margin payable or receivable in the Statement of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to equity risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Schedule of Investments.
See Note 8 regarding other derivative information.
f. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
in the Putnam Cash Collateral Pool, LLC, a limited liability company, managed by Franklin Advisers, Inc. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on
its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market
using the collateral received. The securities lending agent
has agreed to indemnify the Fund in the event of default by
a third party borrower. At June 30, 2025, the Fund had no
securities on loan.
g. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2025, the Fund
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
j. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
k. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
h. Income and Deferred Taxes
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Global Asset Allocation Fund
(continued)
2. Shares of Beneficial Interest
At June 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to
Six Months Ended
June 30, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class IA Shares:
Shares sold ................................... 14,215 $270,911 28,082 $524,743
Shares issued in reinvestment of distributions .......... 588,372 9,866,995 92,342 1,703,708
Shares redeemed ............................... (247,155) (4,591,144) (593,757) (11,282,310)
Net increase (decrease) .......................... 355,432 $5,546,762 (473,333) $(9,053,859)
Class IB Shares:
Shares sold ................................... 362,959 $7,442,205 330,182 $6,433,962
Shares issued in reinvestment of distributions .......... 264,640 4,541,222 37,441 704,262
Shares redeemed ............................... (574,027) (11,614,363) (458,996) (8,952,572)
Net increase (decrease) .......................... 53,572 $369,064 (91,373) $(1,814,348)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
The Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended June 30, 2025, the annualized gross effective investment management fee rate was 0.575% of the
Fund’s average daily net assets.
Under a subadvisory agreement, Putnam Management provides portfolio management and certain other advisory and related services to the Fund. With respect to the portfolio management services, Advisers pays a fee to Putnam Management based on the average net asset value of the Fund and with respect to the other advisory and related services, Advisers pays a fee to
Putnam Management based on the costs of Putnam Management in providing these services to the Fund. These fees are not an additional expense to the Fund.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by
Advisers based on the average net assets managed by PAC, and is not an additional expense of the Fund.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.750% of the first $5 billion,
0.700% of the next $5 billion,
0.650% of the next $10 billion,
0.600% of the next $10 billion,
0.550% of the next $50 billion,
0.530% of the next $50 billion,
0.520% of the next $100 billion and
0.515% of any excess thereafter.
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2025, the Fund held investments in affiliated management investment companies as follows:
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Global Asset Allocation Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.581% ...... $12,768,794 $13,359,251 $(16,469,865) $— $— $9,658,180 9,658,180 $262,139
Non-Controlled Affiliates
Income from
securities
loaned
Putnam Cash Collateral Pool,
LLC, 4.608% ............. $— $58,300 $(58,300) $— $— $— — $7
Total Affiliated Securities ... $12,768,794 $13,417,551 $(16,528,165) $— $— $9,658,180 $262,146
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
g. Waiver and Expense Reimbursements
Advisers has contractually agreed, through April 30, 2027, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent and custodian fees, respectively. During the period ended June 30, 2025, the fees were reduced as noted in the Statement of Operations. Effective April 14, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
At June 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2025, aggregated
$97,558,760 and $96,868,022, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,
2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
Cost of investments .......................................................................... $78,087,654
Unrealized appreciation ........................................................................ $30,226,030
Unrealized depreciation ........................................................................ (1,915,181)
Net unrealized appreciation (depreciation) .......................................................... $28,310,849
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
8. Other Derivative Information
At June 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Global Asset Allocation Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 160,456
a
Variation margin on futures
contracts
$ 4,348
a
Variation margin on centrally
cleared swap contracts
43,973
b
Variation margin on centrally
cleared swap contracts
38,762
b
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
36,129 Unrealized depreciation on OTC
forward exchange contracts
40,073
Credit contracts ............
Variation margin on centrally
cleared swap contracts
60,846
b
Variation margin on centrally
cleared swap contracts
—
OTC swap contracts (upfront
payments)
8,707 OTC swap contracts (upfront
receipts)
2,593
Unrealized appreciation on OTC
swap contracts
1,180 Unrealized depreciation on OTC
swap contracts
7,294
Equity contracts ...........
Variation margin on futures
contracts
84,574
a
Variation margin on futures
contracts
453,246
a
Unrealized appreciation on OTC
swap contracts
34,792 Unrealized depreciation on OTC
swap contracts
18,678
Total .................... $430,657 $564,994
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
b
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam VT Global Asset Allocation Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(221,669) Futures contracts $395,468
Swap contracts (7,876) Swap contracts 43,452
Foreign exchange contracts .....
Forward exchange contracts 10,840 Forward exchange contracts 41,923

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
For the period ended June 30, 2025, the average month end notional amount of futures contracts and swap contracts
$27,104,593 and $28,519,439, respectively.The average month end contract value of forward exchange contracts was
$3,017,100.
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 70 .
9. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the reporting period, the Fund did not use the Global Credit Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Credit contracts ...............
Swap contracts 4,888 Swap contracts 51,406
Equity contracts ..............
Futures contracts (296,849) Futures contracts (535,202)
Swap contracts 281,948 Swap contracts 6,759
Total ....................... $(228,718) $3,806
8. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam VT Global Asset Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 1,735,005 $ 272,595 $ — $ 2,007,600
Air Freight & Logistics ................... 178,284 — — 178,284
Automobile Components ................. — 57,566 — 57,566
Automobiles .......................... 884,683 76,133 — 960,816
Banks ............................... 1,642,341 1,536,824 — 3,179,165
Beverages ........................... 342,707 82,425 — 425,132
Biotechnology ......................... 1,514,582 42,511 — 1,557,093
Broadline Retail ....................... 2,738,875 172,957 — 2,911,832
Building Products ...................... 257,167 129,105 — 386,272
Capital Markets ........................ 2,151,682 357,689 — 2,509,371
Chemicals ........................... 590,559 168,367 — 758,926
Commercial Services & Supplies ........... 170,704 59,767 — 230,471
Communications Equipment .............. 774,258 56,339 — 830,597
Construction & Engineering ............... — 125,027 — 125,027
Construction Materials .................. 54,273 124,698 — 178,971
Consumer Finance ..................... 316,928 — — 316,928
Consumer Staples Distribution & Retail ...... 1,252,800 167,640 — 1,420,440
Containers & Packaging ................. 174,685 — — 174,685
Diversified Consumer Services ............ 116,327 — — 116,327
Diversified REITs ...................... 59,635 6,150 — 65,785
Diversified Telecommunication Services ..... 397,755 152,763 — 550,518
Electric Utilities ........................ 1,208,356 157,502 — 1,365,858
Electrical Equipment .................... 638,489 258,380 — 896,869
Electronic Equipment, Instruments &
Components ........................ 119,881 — — 119,881
Energy Equipment & Services ............. 407,375 — — 407,375
Entertainment ......................... 1,542,789 36,255 — 1,579,044
Financial Services ...................... 2,794,906 169,408 — 2,964,314
Food Products ........................ 232,438 293,381 — 525,819
Gas Utilities .......................... 60,822 — — 60,822
Ground Transportation .................. 704,010 — — 704,010
Health Care Equipment & Supplies ......... 811,286 151,701 — 962,987
Health Care Providers & Services .......... 922,454 56,484 — 978,938
Health Care REITs ..................... 57,027 — — 57,027
Health Care Technology ................. 521,741 — — 521,741

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
Level 1 Level 2 Level 3 Total
Putnam VT Global Asset Allocation Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Hotels, Restaurants & Leisure ............. $ 984,353 $ 248,119 $ — $ 1,232,472
Household Durables .................... 245,604 — — 245,604
Household Products .................... 748,878 54,842 — 803,720
Independent Power and Renewable Electricity
Producers .......................... 72,291 20,058 — 92,349
Industrial Conglomerates ................ 120,173 85,244 — 205,417
Industrial REITs ....................... 53,184 — — 53,184
Insurance ............................ 1,637,769 544,190 — 2,181,959
Interactive Media & Services .............. 4,510,002 142,806 — 4,652,808
IT Services ........................... 308,128 34,979 — 343,107
Leisure Products ....................... 63,116 53,759 — 116,875
Life Sciences Tools & Services ............ 58,274 — — 58,274
Machinery ............................ 647,777 184,859 — 832,636
Marine Transportation ................... 98,667 — — 98,667
Media ............................... 176,576 28,663 — 205,239
Metals & Mining ....................... 221,481 402,855 — 624,336
Mortgage Real Estate Investment Trusts
(REITs) ............................ 56,845 — — 56,845
Multi-Utilities .......................... 174,621 226,793 — 401,414
Oil, Gas & Consumable Fuels ............. 1,173,537 527,395 — 1,700,932
Paper & Forest Products ................. 54,604 — — 54,604
Passenger Airlines ..................... 115,621 122,868 — 238,489
Personal Care Products ................. — 66,336 — 66,336
Pharmaceuticals ....................... 2,214,056 781,549 — 2,995,605
Professional Services ................... 1,028,880 141,136 — 1,170,016
Real Estate Management & Development .... 128,979 — — 128,979
Residential REITs ...................... 388,007 — — 388,007
Retail REITs .......................... 571,791 — — 571,791
Semiconductors & Semiconductor Equipment . 6,872,535 320,558 — 7,193,093
Software ............................. 6,131,398 190,080 — 6,321,478
Specialized REITs ...................... 302,342 — — 302,342
Specialty Retail ........................ 1,235,973 131,545 — 1,367,518
Technology Hardware, Storage & Peripherals . 3,925,616 — — 3,925,616
Textiles, Apparel & Luxury Goods .......... 24,015 278,737 — 302,752
Tobacco ............................. 975,124 108,060 — 1,083,184
Trading Companies & Distributors .......... 35,100 194,032 — 229,132
Transportation Infrastructure .............. — 56,377 — 56,377
Wireless Telecommunication Services ....... — 101,306 — 101,306
Convertible Preferred Stocks ................ 31,522 — — 31,522
Convertible Bonds ....................... — 32,878 — 32,878
Corporate Bonds ........................ — 13,111,913 — 13,111,913
Senior Floating Rate Interests ............... — 293,057 — 293,057
Foreign Government and Agency Securities .... — 319,851 — 319,851
Asset-Backed Securities ................... — 74,423 — 74,423
Commercial Mortgage-Backed Securities ...... — 658,229 — 658,229
Mortgage-Backed Securities ................ — 9,984,309 — 9,984,309
Residential Mortgage-Backed Securities ....... — 781,937 — 781,937
Agency Commercial Mortgage-Backed Securities — 73,063 — 73,063
Short Term Investments ................... 9,658,180 890,187 — 10,548,367
Total Investments in Securities ........... $70,419,843 $35,978,660
a
$— $106,398,503
10. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam VT Global Asset Allocation Fund
(continued)
11. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Putnam VT Global Asset Allocation Fund (continued)
Assets: (continued)
Other Financial Instruments:
Forward Exchange Contracts ............... $— $36,129 $— $36,129
Futures Contracts ....................... 245,030 — — 245,030
Swap Contracts ......................... — 140,791 — 140,791
Total Other Financial Instruments ......... $245,030 $176,920 $— $421,950
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 2,032,560 $ — $ 2,032,560
Forward Exchange Contracts ............... — 40,073 — 40,073
Futures Contracts ........................ 457,594 — — 457,594
Swap Contracts ......................... — 64,734 — 64,734
Total Other Financial Instruments ......... $457,594 $2,137,367 $— $2,594,961
a
Includes foreign securities valued at $9,758,813, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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Putnam VT Global Asset Allocation Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Currency
AUD
Australian Dollar
EUR
Euro
GBP
British Pound
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
Selected Portfolio
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CME
Chicago Mercantile Exchange
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 4.45%

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Putnam VT Global Asset Allocation Fund
Trustee approval of management contracts
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board”) of your fund, including all of the Trustees who are not
“interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the
Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the
Advisor and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”), a subadvisory agreement between the Advisor and The Putnam Advisory Company (“PAC”) and a subadvisory agreement between the Advisor and Putnam
Investment Management, LLC (“Putnam Management” and together with FTIML and PAC, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, PAC and Putnam Management are each direct or indirect wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024. These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. However, in the case of your fund, the second expense limitation applied during its fiscal year ending in 2024. The Advisor and PSERV have agreed to maintain these expense limitations until at least April 30, 2027. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the fourth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Adviser but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s management contract. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process
— based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Variable Insurance Products (Underlying Funds) – Mixed-Asset Target Allocation Funds) for the one-
year, three-year and five-year periods ended December 31, 2024 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
For the one-, three-, and five-year periods ended December 31, 2024, your fund’s performance was in the top decile of its
Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2024, there were 273, 262 and
253 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the annual review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin
Distributors, LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to
One-year period Three-year period Five-year period
1st 1st 1st

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the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin
Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by
PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38923-SFSOI 08/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 26, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	August 26, 2025